Not FDIC Insured May Lose Value No Bank Guarantee
FUT-Q1PH

Schedule of Investments
(unaudited)
Franklin Universal Trust 2
Notes to Schedule of Investments 23

Franklin Universal Trust
Schedule of Investments (unaudited), November 30, 2024
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 45.7%
Electric Utilities 25.1%
Alliant Energy Corp. ................................. United States 80,000 $ 5,056,000
American Electric Power Co., Inc. ....................... United States 36,000 3,594,960
Constellation Energy Corp. ............................ United States 10,000 2,565,600
Duke Energy Corp. .................................. United States 40,000 4,682,000
Edison International ................................. United States 36,000 3,159,000
Entergy Corp. ...................................... United States 30,000 4,685,100
Evergy, Inc. ........................................ United States 72,000 4,653,360
Exelon Corp. ....................................... United States 65,000 2,571,400
FirstEnergy Corp. ................................... United States 50,000 2,127,500
NextEra Energy, Inc. ................................. United States 115,000 9,047,050
Pinnacle West Capital Corp. ........................... United States 20,000 1,874,000
PPL Corp. ......................................... United States 24,500 855,785
Southern Co. (The) .................................. United States 50,000 4,456,500
Xcel Energy, Inc. .................................... United States 55,000 3,990,800
53,319,055
Metals & Mining 2.5%
BHP Group Ltd. , ADR ................................ Australia 25,185 1,325,990
Freeport-McMoRan, Inc. .............................. United States 40,380 1,784,796
Newmont Corp. ..................................... United States 26,000 1,090,440
Rio Tinto plc , ADR ................................... Australia 15,000 942,600
South32 Ltd. , ADR .................................. Australia 10,074 121,996
5,265,822
Multi-Utilities 16.4%
CenterPoint Energy, Inc. .............................. United States 122,800 4,005,736
CMS Energy Corp. .................................. United States 60,000 4,182,600
Consolidated Edison, Inc. ............................. United States 20,000 2,011,800
Dominion Energy, Inc. ................................ United States 65,000 3,818,750
DTE Energy Co. .................................... United States 30,000 3,773,400
NiSource, Inc. ...................................... United States 60,000 2,285,400
Public Service Enterprise Group, Inc. .................... United States 45,000 4,243,500
Sempra ........................................... United States 90,000 8,430,300
WEC Energy Group, Inc. .............................. United States 20,000 2,021,000
34,772,486
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. ................................ United States 245 1,644
Birch Permian Holdings, Inc. ........................... United States 32,490 220,526
California Resources Corp. ............................ United States 47 2,780
DT Midstream, Inc. .................................. United States 10,000 1,061,200
Enbridge, Inc. ...................................... Canada 39,360 1,707,437
Expand Energy Corp. ................................ United States 1,985 196,436
Woodside Energy Group Ltd. , ADR ...................... Australia 9,101 145,980
3,336,003
Pharmaceuticals 0.1%
a
Endo, Inc. ......................................... United States 11,359 258,985
Total Common Stocks (Cost $ 34,376,604 ) ....................................
96,952,351
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.1%
a
Boeing Co. (The) , 6% ................................ United States 3,000 166,170
a
Total Convertible Preferred Stocks (Cost $ 150,000 ) ............................
166,170

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II , 5.1% .................................. United States 27,500 $ 577,500
Total Preferred Stocks (Cost $ 598,125 ) .......................................
577,500
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
Expand Energy Corp. , 2/09/26 ......................... United States 215 16,708
Total Warrants (Cost $ 18,168 ) ...............................................
16,708
Principal
Amount
*
Corporate Bonds 76.7%
Aerospace & Defense 1.1%
b ,c
Bombardier, Inc. , Senior Note , 144A, 7%, 6/01/32 ........... Canada 900,000 919,509
b ,c
TransDigm, Inc. , Senior Secured Note , 144A, 6%, 1/15/33 ..... United States 1,500,000 1,501,155
2,420,664
Automobile Components 2.7%
b ,c
Adient Global Holdings Ltd. ,
Senior Note , 144A, 8.25%, 4/15/31 .................... United States 700,000 731,778
Senior Secured Note , 144A, 7%, 4/15/28 ................ United States 400,000 409,368
b
Allison Transmission, Inc. ,
Senior Bond , 144A, 3.75%, 1/30/31 .................... United States 300,000 269,856
Senior Note , 144A, 4.75%, 10/01/27 ................... United States 600,000 587,571
b ,c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625%,
10/15/29 ........................................ United States 1,400,000 1,110,127
c
Goodyear Tire & Rubber Co. (The) , Senior Note , 9.5%, 5/31/25 . United States 560,000 565,190
b ,d
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 400,676
Senior Secured Note , 144A, PIK, 8%, 11/15/32 ........... Germany 900,000 911,925
b ,c
ZF North America Capital, Inc. , Senior Note , 144A, 6.75%,
4/23/30 ......................................... Germany 700,000 683,975
5,670,466
Automobiles 0.5%
b ,c
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5%,
7/15/29 ......................................... United Kingdom 1,100,000 1,079,735
Biotechnology 0.6%
b
Emergent BioSolutions, Inc. , Senior Note , 144A, 3.875%, 8/15/28 United States 900,000 725,343
b
Grifols SA , Senior Note , 144A, 4.75%, 10/15/28 ............ Spain 600,000 548,008
1,273,351
Broadline Retail 0.3%
b
Wayfair LLC , Senior Secured Note , 144A, 7.25%, 10/31/29 .... United States 700,000 711,125
Building Products 2.1%
b ,c
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375%,
6/15/30 ......................................... United States 500,000 504,570
b
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125%,
1/15/29 ......................................... United States 300,000 253,024
b ,c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , 144A, 6.625%, 12/15/30 ........................ United States 900,000 911,071
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75%, 4/01/32 .............. United States 500,000 509,300
b ,c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875%, 11/15/31 .................................. United States 1,200,000 1,277,797

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc. ,
c
Senior Bond , 144A, 4.75%, 1/15/28 .................... United States 500,000 $ 486,323
Senior Bond , 144A, 4.375%, 7/15/30 ................... United States 100,000 93,101
Senior Note , 144A, 6.5%, 8/15/32 ..................... United States 400,000 409,485
4,444,671
Capital Markets 0.7%
b
Jane Street Group / JSG Finance, Inc. ,
c
Senior Secured Note , 144A, 4.5%, 11/15/29 ............. United States 500,000 476,339
Senior Secured Note , 144A, 6.125%, 11/01/32 ........... United States 500,000 502,437
b
StoneX Group, Inc. , Senior Secured Note , 144A, 7.875%, 3/01/31 United States 500,000 529,232
1,508,008
Chemicals 3.2%
b ,d ,e ,f
Anagram Holdings LLC / Anagram International, Inc. , Secured
Note , 144A, PIK, 10%, 8/15/26 ........................ United States 257,209 —
b
Avient Corp. , Senior Note , 144A, 6.25%, 11/01/31 ........... United States 300,000 303,551
b
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99%,
2/20/32 ......................................... Mexico 300,000 225,163
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375%,
10/03/31 ........................................ Germany 500,000 523,294
b
Consolidated Energy Finance SA , Senior Note , 144A, 5.625%,
10/15/28 ........................................ Switzerland 600,000 517,741
b
Element Solutions, Inc. , Senior Note , 144A, 3.875%, 9/01/28 ... United States 200,000 192,646
b ,c
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125%, 4/01/26 . United States 1,500,000 1,446,914
b ,c
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9%, 7/01/28 ................................. United States 1,000,000 1,015,434
b ,d
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25%, 11/01/26 United States 231,525 193,999
b ,c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25%, 9/01/29 United States 1,200,000 1,289,265
b
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25%, 4/01/25 ................................... United States 33,000 32,742
b ,c
Vibrantz Technologies, Inc. , Senior Note , 144A, 9%, 2/15/30 ... United States 1,000,000 948,468
6,689,217
Commercial Services & Supplies 2.3%
b ,c
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875%, 2/15/31 ................................... United States 1,200,000 1,229,874
b ,c
Enviri Corp. , Senior Note , 144A, 5.75%, 7/31/27 ............ United States 500,000 480,850
b ,c
Prime Security Services Borrower LLC / Prime Finance, Inc. ,
Senior Secured Note , 144A, 3.375%, 8/31/27 ............. United States 600,000 564,689
b ,c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5%,
8/01/29 ......................................... United States 1,125,000 1,156,585
b ,c
VM Consolidated, Inc. , Senior Note , 144A, 5.5%, 4/15/29 ..... United States 800,000 775,778
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625%, 4/01/32 ... Canada 700,000 721,776
4,929,552
Communications Equipment 0.6%
b
CommScope LLC , Senior Note , 144A, 7.125%, 7/01/28 ....... United States 1,600,000 1,354,578
Construction & Engineering 0.2%
b
Arcosa, Inc. ,
c
Senior Note , 144A, 4.375%, 4/15/29 ................... United States 300,000 284,558
Senior Note , 144A, 6.875%, 8/15/32 ................... United States 100,000 103,328
387,886
Consumer Finance 2.3%
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25%, 4/01/29 ............. United States 600,000 645,440

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
b
Encore Capital Group, Inc., (continued)
Senior Secured Note , 144A, 8.5%, 5/15/30 .............. United States 400,000 $ 424,704
b ,c
FirstCash, Inc. , Senior Note , 144A, 6.875%, 3/01/32 ......... United States 1,100,000 1,122,921
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note , 144A, 6.4%, 3/26/29 ..................... United Kingdom 100,000 103,486
Senior Note , 144A, 6.5%, 3/26/31 ..................... United Kingdom 200,000 208,061
c
OneMain Finance Corp. , Senior Note , 9%, 1/15/29 .......... United States 1,400,000 1,491,128
b ,c
PROG Holdings, Inc. , Senior Note , 144A, 6%, 11/15/29 ....... United States 900,000 880,051
4,875,791
Consumer Staples Distribution & Retail 0.3%
b ,c
US Foods, Inc. , Senior Note , 144A, 6.875%, 9/15/28 ......... United States 700,000 724,161
Containers & Packaging 2.4%
b
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note , 144A, 5.25%, 8/15/27 ..................... United States 600,000 358,704
b
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd.
Co-Issuer LLC , Senior Secured Note , 144A, 6%, 9/15/28 .... Canada 125,000 123,895
b ,c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25%, 4/15/27 ................... United States 1,500,000 1,538,553
Senior Secured Note , 144A, 7.875%, 4/15/27 ............ United States 1,000,000 1,024,947
b
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group
Issuer, Inc. , Senior Secured Note , 144A, 4.375%, 10/15/28 ... United States 300,000 284,215
b ,c
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group
Issuer LLC , Senior Secured Note , 144A, 4%, 10/15/27 ...... United States 1,200,000 1,149,341
b ,c
Trivium Packaging Finance BV , Senior Note , 144A, 8.5%, 8/15/27 Netherlands 500,000 501,348
4,981,003
Distributors 0.6%
b
Gates Corp. , Senior Note , 144A, 6.875%, 7/01/29 ........... United States 400,000 411,038
b ,c
Ritchie Bros Holdings, Inc. ,
Senior Note , 144A, 7.75%, 3/15/31 .................... Canada 500,000 529,449
Senior Secured Note , 144A, 6.75%, 3/15/28 ............. Canada 300,000 309,240
1,249,727
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125%, 10/01/28 ....
United States 800,000 758,429
Diversified REITs 1.1%
b ,c
Global Net Lease, Inc. / Global Net Lease Operating Partnership
LP , Senior Note , 144A, 3.75%, 12/15/27 ................. United States 800,000 742,788
b ,c
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5%, 9/30/28 ............. United States 900,000 836,301
b ,c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75%, 2/15/27 ................................... United States 700,000 678,866
2,257,955
Diversified Telecommunication Services 2.1%
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
c
Senior Bond , 144A, 5.375%, 6/01/29 ................... United States 500,000 487,295
c
Senior Bond , 144A, 4.5%, 8/15/30 ..................... United States 1,700,000 1,548,181
Senior Bond , 144A, 4.25%, 2/01/31 .................... United States 200,000 179,246
b
Iliad Holding SASU ,
c
Senior Secured Note , 144A, 7%, 10/15/28 ............... France 800,000 813,103
g
Senior Secured Note , 144A, 7%, 4/15/32 ................ France 425,000 430,115
b ,c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5%, 8/15/30 .................................... United Kingdom 1,100,000 972,298
4,430,238

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities 1.7%
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375%, 2/15/32 .................... Spain 1,500,000 $ 1,502,669
b ,c
NRG Energy, Inc. , Senior Note , 144A, 5.75%, 7/15/29 ........ United States 800,000 795,969
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5.625%, 2/15/27 ................... United States 500,000 500,457
c
Senior Note , 144A, 4.375%, 5/01/29 ................... United States 400,000 382,658
Senior Note , 144A, 7.75%, 10/15/31 ................... United States 100,000 106,313
Senior Note , 144A, 6.875%, 4/15/32 ................... United States 400,000 415,348
3,703,414
Electrical Equipment 0.8%
c
Regal Rexnord Corp. ,
Senior Note , 6.3%, 2/15/30 .......................... United States 500,000 521,698
Senior Note , 6.4%, 4/15/33 .......................... United States 400,000 421,808
b ,c
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125%,
11/15/28 ........................................ United States 800,000 762,515
1,706,021
Electronic Equipment, Instruments & Components 0.4%
b ,c
TTM Technologies, Inc. , Senior Note , 144A, 4%, 3/01/29 ...... United States 500,000 467,747
b
Zebra Technologies Corp. , Senior Note , 144A, 6.5%, 6/01/32 .. United States 300,000 308,048
775,795
Energy Equipment & Services 1.9%
b
Enerflex Ltd. , Senior Secured Note , 144A, 9%, 10/15/27 ...... Canada 160,000 167,568
b ,c
Kodiak Gas Services LLC , Senior Note , 144A, 7.25%, 2/15/29 .. United States 700,000 724,145
b
Nabors Industries, Inc. ,
Senior Note , 144A, 9.125%, 1/31/30 ................... United States 300,000 312,132
Senior Note , 144A, 8.875%, 8/15/31 ................... United States 1,000,000 967,028
Oceaneering International, Inc. , Senior Note , 6%, 2/01/28 .....
United States 300,000 297,952
b
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375%, 2/01/28 ................................... United States 100,000 103,016
Transocean, Inc. ,
Senior Bond , 6.8%, 3/15/38 .......................... United States 100,000 83,782
b
Senior Note , 144A, 8.25%, 5/15/29 .................... United States 100,000 101,120
b
Senior Secured Note , 144A, 8.75%, 2/15/30 ............. United States 680,000 708,899
b ,c
Weatherford International Ltd. , Senior Note , 144A, 8.625%,
4/30/30 ......................................... United States 500,000 521,142
3,986,784
Entertainment 0.4%
b ,c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125%,
5/01/29 ......................................... France 800,000 833,762
Financial Services 3.3%
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 9.25%,
2/01/29 ......................................... United States 300,000 311,151
b
GGAM Finance Ltd. ,
Senior Note , 144A, 8%, 2/15/27 ...................... Ireland 200,000 207,310
Senior Note , 144A, 8%, 6/15/28 ...................... Ireland 700,000 740,088
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 6%, 8/15/26 ...................... United States 500,000 498,615
Senior Note , 144A, 9.5%, 2/15/29 ..................... United States 1,400,000 1,495,960
b ,c
Nationstar Mortgage Holdings, Inc. , Senior Bond , 144A, 5.75%,
11/15/31 ........................................ United States 1,100,000 1,070,085
b
PHH Escrow Issuer LLC , Senior Note , 144A, 9.875%, 11/01/29 . United States 1,500,000 1,452,900
b
PRA Group, Inc. ,
c
Senior Note , 144A, 8.375%, 2/01/28 ................... United States 600,000 618,901

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
PRA Group, Inc., (continued)
Senior Note , 144A, 5%, 10/01/29 ..................... United States 300,000 $ 277,307
Senior Note , 144A, 8.875%, 1/31/30 ................... United States 400,000 420,941
7,093,258
Food Products 1.7%
b ,d
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75%, 10/01/29 United States 600,000 628,936
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note , 144A, 7.625%, 7/01/29 ................... United States 200,000 210,775
c
Senior Secured Note , 144A, 4.625%, 11/15/28 ........... United States 800,000 775,945
b
Darling Ingredients, Inc. , Senior Note , 144A, 6%, 6/15/30 ..... United States 200,000 199,526
c
Pilgrim's Pride Corp. , Senior Bond , 6.875%, 5/15/34 ......... United States 1,100,000 1,202,871
b ,c
Post Holdings, Inc. ,
Senior Bond , 144A, 5.625%, 1/15/28 ................... United States 113,000 114,060
Senior Bond , 144A, 4.625%, 4/15/30 ................... United States 400,000 375,481
3,507,594
Ground Transportation 1.5%
b ,c
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. , Senior
Note , 144A, 8.25%, 1/15/30 .......................... United States 1,100,000 1,145,077
b ,c
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4%, 7/31/29 ..................... United States 900,000 833,667
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125%, 8/01/32 ................................... United States 500,000 520,222
b ,c
XPO, Inc. , Senior Note , 144A, 7.125%, 2/01/32 ............. United States 700,000 730,434
3,229,400
Health Care Equipment & Supplies 0.6%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375%,
10/01/28 ........................................ United States 400,000 418,586
b ,c
Medline Borrower LP , Senior Note , 144A, 5.25%, 10/01/29 .... United States 500,000 488,553
b ,c
Neogen Food Safety Corp. , Senior Note , 144A, 8.625%, 7/20/30 United States 400,000 432,861
1,340,000
Health Care Providers & Services 3.0%
c
Centene Corp. ,
Senior Bond , 2.5%, 3/01/31 .......................... United States 500,000 420,116
Senior Note , 2.45%, 7/15/28 ......................... United States 500,000 452,468
Senior Note , 2.625%, 8/01/31 ........................ United States 500,000 418,314
b
CHS/Community Health Systems, Inc. ,
Secured Note , 144A, 6.125%, 4/01/30 .................. United States 500,000 370,521
Senior Secured Note , 144A, 6%, 1/15/29 ................ United States 300,000 280,224
Senior Secured Note , 144A, 10.875%, 1/15/32 ........... United States 500,000 520,930
b
DaVita, Inc. ,
c
Senior Note , 144A, 4.625%, 6/01/30 ................... United States 1,200,000 1,124,827
Senior Note , 144A, 6.875%, 9/01/32 ................... United States 200,000 206,713
b ,c
Kedrion SpA , Senior Secured Note , 144A, 6.5%, 9/01/29 ...... Italy 1,000,000 952,145
b
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75%,
11/01/28 ........................................ United States 1,000,000 469,720
c
Tenet Healthcare Corp. ,
Senior Secured Note , 6.125%, 6/15/30 ................. United States 700,000 704,457
Senior Secured Note , 6.75%, 5/15/31 .................. United States 500,000 512,747
6,433,182
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Bond , 5.25%, 8/01/26 ............................... United States 200,000 181,494

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs 1.1%
b
Pebblebrook Hotel LP / PEB Finance Corp. , Senior Note , 144A,
6.375%, 10/15/29 .................................. United States 700,000 $ 703,126
b ,c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25%, 7/15/28 .................... United States 300,000 311,561
Senior Note , 144A, 6.5%, 4/01/32 ..................... United States 1,100,000 1,119,026
b
XHR LP , Senior Note , 144A, 6.625%, 5/15/30 .............. United States 200,000 203,253
2,336,966
Hotels, Restaurants & Leisure 5.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4%, 10/15/30 ..................................... Canada 400,000 363,632
b ,e ,f
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8%, 6/01/22 United States 1,800,000 —
b
Allwyn Entertainment Financing UK plc , Senior Secured Note ,
144A, 7.875%, 4/30/29 .............................. Czech Republic 800,000 827,650
b ,c
Caesars Entertainment, Inc. ,
Senior Secured Note , 144A, 7%, 2/15/30 ................ United States 300,000 309,638
Senior Secured Note , 144A, 6.5%, 2/15/32 .............. United States 800,000 816,665
b ,c
Carnival Corp. ,
Senior Note , 144A, 7.625%, 3/01/26 ................... United States 200,000 201,442
Senior Note , 144A, 5.75%, 3/01/27 .................... United States 1,500,000 1,507,472
b ,c
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375%,
5/01/28 ......................................... United States 400,000 429,629
b ,c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75%, 1/15/30 ................. United States 1,300,000 1,218,935
b
Great Canadian Gaming Corp. , Senior Secured Note , 144A,
8.75%, 11/15/29 ................................... Canada 900,000 936,827
b
NCL Corp. Ltd. , Senior Note , 144A, 5.875%, 3/15/26 ......... United States 300,000 300,238
b
Royal Caribbean Cruises Ltd. ,
c
Senior Note , 144A, 5.5%, 8/31/26 ..................... United States 500,000 501,727
Senior Note , 144A, 6.25%, 3/15/32 .................... United States 300,000 306,741
Senior Note , 144A, 6%, 2/01/33 ...................... United States 500,000 506,597
b ,c
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. ,
Senior Secured Note , 144A, 6.625%, 5/01/32 ............. United States 1,000,000 1,025,548
b ,c
Station Casinos LLC , Senior Note , 144A, 4.5%, 2/15/28 ...... United States 400,000 383,008
b
Viking Cruises Ltd. ,
Senior Note , 144A, 5.875%, 9/15/27 ................... United States 300,000 298,185
c
Senior Note , 144A, 7%, 2/15/29 ...................... United States 600,000 606,409
b ,c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125%, 2/15/31 ......................... United States 800,000 845,625
11,385,968
Household Durables 2.0%
b ,c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 4.625%, 8/01/29 ......................... United States 1,200,000 1,122,463
b ,c
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25%, 8/15/28 United States 500,000 524,519
b ,c
LGI Homes, Inc. , Senior Note , 144A, 8.75%, 12/15/28 ........ United States 800,000 849,224
M/I Homes, Inc. , Senior Note , 3.95%, 2/15/30 ..............
United States 600,000 549,640
b ,c
Weekley Homes LLC / Weekley Finance Corp. , Senior Note ,
144A, 4.875%, 9/15/28 .............................. United States 1,300,000 1,242,449
4,288,295
Household Products 0.2%
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375%, 3/31/29 .. United States 400,000 376,191
Independent Power and Renewable Electricity Producers 1.2%
b ,c
Calpine Corp. , Senior Note , 144A, 4.625%, 2/01/29 .......... United States 700,000 669,101
b
Clearway Energy Operating LLC ,
c
Senior Bond , 144A, 3.75%, 1/15/32 .................... United States 400,000 347,682

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b
Clearway Energy Operating LLC, (continued)
Senior Note , 144A, 4.75%, 3/15/28 .................... United States 400,000 $ 388,532
Senior Note , 144A, 3.75%, 2/15/31 .................... United States 300,000 265,986
b
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25%, 7/01/29 ................................... United States 1,000,000 925,874
2,597,175
Insurance 1.6%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5%, 6/15/29 ..................... United States 400,000 416,724
Senior Secured Note , 144A, 7.5%, 11/06/30 ............. United States 400,000 408,456
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 6.75%, 10/15/27 ................... United States 800,000 799,448
Senior Secured Note , 144A, 7%, 1/15/31 ................ United States 500,000 508,193
Jones Deslauriers Insurance Management, Inc. ,
b,c
Senior Note , 144A, 10.5%, 12/15/30 ................... Canada 1,200,000 1,303,936
3,436,757
IT Services 1.3%
b ,c
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875%,
9/15/27 ......................................... United States 500,000 471,069
b ,c
Cogent Communications Group, Inc. / Cogent Communications
Finance, Inc. , Senior Note , 144A, 7%, 6/15/27 ............ United States 700,000 707,459
b ,c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5%,
6/01/31 ......................................... United States 600,000 622,553
b
Gartner, Inc. ,
c
Senior Note , 144A, 4.5%, 7/01/28 ..................... United States 500,000 488,502
Senior Note , 144A, 3.625%, 6/15/29 ................... United States 200,000 186,973
c
Senior Note , 144A, 3.75%, 10/01/30 ................... United States 300,000 277,749
2,754,305
Life Sciences Tools & Services 0.3%
b ,c
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5%, 7/01/30 United States 700,000 709,032
Machinery 2.0%
b ,c
ATS Corp. , Senior Note , 144A, 4.125%, 12/15/28 ........... Canada 1,300,000 1,218,147
b ,c
Calderys Financing LLC , Senior Secured Note , 144A, 11.25%,
6/01/28 ......................................... France 800,000 860,441
b ,c
Esab Corp. , Senior Note , 144A, 6.25%, 4/15/29 ............. United States 600,000 611,144
Hillenbrand, Inc. , Senior Note , 6.25%, 2/15/29 ..............
United States 600,000 612,357
b
Manitowoc Co., Inc. (The) , Secured Note , 144A, 9.25%, 10/01/31 United States 500,000 525,625
b
Terex Corp. , Senior Note , 144A, 6.25%, 10/15/32 ........... United States 300,000 300,545
4,128,259
Media 2.6%
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75%, 4/15/28 .................... United States 300,000 276,577
c
Senior Note , 144A, 7.5%, 6/01/29 ..................... United States 500,000 443,066
c
Senior Secured Note , 144A, 5.125%, 8/15/27 ............ United States 400,000 390,790
c
Senior Secured Note , 144A, 9%, 9/15/28 ................ United States 500,000 530,927
b
CSC Holdings LLC ,
Senior Bond , 144A, 3.375%, 2/15/31 ................... United States 300,000 219,092
c
Senior Note , 144A, 11.25%, 5/15/28 ................... United States 700,000 693,298
Senior Note , 144A, 11.75%, 1/31/29 ................... United States 200,000 198,498
b ,f
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note , 144A, 6.625%, 8/15/27 ................... United States 700,000 3,903
Senior Secured Note , 144A, 5.375%, 8/15/26 ............ United States 800,000 4,460

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875%, 8/15/27 .................. United States 200,000 $ 196,694
b ,c
LCPR Senior Secured Financing DAC , Senior Secured Note ,
144A, 6.75%, 10/15/27 .............................. United States 450,000 409,898
b ,c
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375%, 9/01/31 ................................... United States 800,000 829,244
b
News Corp. , Senior Note , 144A, 3.875%, 5/15/29 ........... United States 200,000 187,984
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625%, 3/15/30 ................... United States 100,000 94,013
Senior Note , 144A, 5%, 8/15/27 ...................... United States 100,000 98,703
b ,c
Scripps Escrow, Inc. , Senior Note , 144A, 5.875%, 7/15/27 ..... United States 600,000 458,403
b ,c
Sirius XM Radio, Inc. , Senior Note , 144A, 4%, 7/15/28 ....... United States 600,000 563,870
5,599,420
Metals & Mining 2.0%
c
ATI, Inc. , Senior Note , 7.25%, 8/15/30 .................... United States 700,000 732,458
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7%, 3/15/32 ...................... United States 600,000 603,799
Senior Note , 144A, 7.375%, 5/01/33 ................... United States 600,000 611,623
c
Commercial Metals Co. , Senior Bond , 3.875%, 2/15/31 ....... United States 700,000 634,304
b
Constellium SE ,
c
Senior Note , 144A, 3.75%, 4/15/29 .................... United States 600,000 550,445
Senior Note , 144A, 6.375%, 8/15/32 ................... United States 400,000 398,523
b ,c
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A,
4.375%, 4/01/31 ................................... Australia 500,000 458,664
b
Novelis Corp. ,
Senior Bond , 144A, 3.875%, 8/15/31 ................... United States 100,000 87,945
Senior Note , 144A, 3.25%, 11/15/26 ................... United States 100,000 96,294
4,174,055
Mortgage Real Estate Investment Trusts (REITs) 0.6%
b ,c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625%, 6/15/29 ......................... United States 1,500,000 1,337,141
Oil, Gas & Consumable Fuels 9.7%
b
Antero Resources Corp. ,
Senior Note , 144A, 7.625%, 2/01/29 ................... United States 166,000 170,273
c
Senior Note , 144A, 5.375%, 3/01/30 ................... United States 700,000 688,231
b ,c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125%, 1/15/27 ................... United States 900,000 900,466
Senior Secured Note , 144A, 9.25%, 7/15/29 ............. United States 800,000 830,744
b
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375%,
1/15/29 ......................................... United States 500,000 520,810
b ,c
Civitas Resources, Inc. ,
Senior Note , 144A, 8.375%, 7/01/28 ................... United States 700,000 731,514
Senior Note , 144A, 8.75%, 7/01/31 .................... United States 700,000 742,949
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25%,
10/01/29 ........................................ Australia 800,000 824,477
b ,c
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A,
5%, 5/01/29 ...................................... United States 300,000 305,231
b
DT Midstream, Inc. , Senior Note , 144A, 4.125%, 6/15/29 ...... United States 300,000 285,155
b ,c
EnLink Midstream LLC , Senior Note , 144A, 6.5%, 9/01/30 ..... United States 800,000 851,048
b
EQM Midstream Partners LP , Senior Note , 144A, 7.5%, 6/01/27 United States 100,000 102,812
b ,c
EQT Corp. , Senior Note , 144A, 3.125%, 5/15/26 ............ United States 300,000 291,992
b
Expand Energy Corp. , Senior Note , 144A, 6.75%, 4/15/29 ..... United States 500,000 507,926
b
Harbour Energy plc , Senior Note , 144A, 5.5%, 10/15/26 ...... United Kingdom 500,000 498,372
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5%, 6/01/29 United States 500,000 512,644

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond , 144A, 6%, 2/01/31 ...................... United States 200,000 $ 190,454
c
Senior Note , 144A, 6%, 4/15/30 ...................... United States 300,000 289,447
c
Senior Note , 144A, 8.375%, 11/01/33 .................. United States 700,000 740,035
b
Kinetik Holdings LP , Senior Note , 144A, 5.875%, 6/15/30 ...... United States 400,000 399,519
b
Kraken Oil & Gas Partners LLC , Senior Note , 144A, 7.625%,
8/15/29 ......................................... United States 600,000 596,307
b ,c
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5%, 2/15/28 ................... United States 1,700,000 1,851,357
b
Matador Resources Co. ,
c
Senior Note , 144A, 6.5%, 4/15/32 ..................... United States 700,000 702,808
Senior Note , 144A, 6.25%, 4/15/33 .................... United States 800,000 790,955
b ,d ,e ,f
Murray Energy Corp. , Secured Note , 144A, PIK, 12%, 4/15/24 . United States 757,734 —
b ,c
Northriver Midstream Finance LP , Senior Secured Note , 144A,
6.75%, 7/15/32 ................................... Canada 600,000 615,316
b
Sunoco LP , Senior Note , 144A, 7.25%, 5/01/32 ............. United States 500,000 523,548
Sunoco LP / Sunoco Finance Corp. ,
Senior Note , 6%, 4/15/27 ........................... United States 500,000 501,730
Senior Note , 4.5%, 5/15/29 .......................... United States 200,000 190,922
b ,c
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond , 144A, 4.125%, 8/15/31 ............ United States 300,000 273,342
Senior Secured Note , 144A, 3.875%, 8/15/29 ............ United States 300,000 278,857
Senior Secured Note , 144A, 6.25%, 1/15/30 ............. United States 400,000 409,763
b
Venture Global LNG, Inc. ,
c
Senior Secured Note , 144A, 8.125%, 6/01/28 ............ United States 600,000 627,481
Senior Secured Note , 144A, 9.5%, 2/01/29 .............. United States 500,000 558,859
c
Senior Secured Note , 144A, 8.375%, 6/01/31 ............ United States 500,000 527,324
b ,c
Viper Energy, Inc. , Senior Note , 144A, 7.375%, 11/01/31 ...... United States 700,000 731,527
Vital Energy, Inc. ,
Senior Note , 9.75%, 10/15/30 ........................ United States 400,000 429,613
b
Senior Note , 144A, 7.875%, 4/15/32 ................... United States 500,000 492,276
20,486,084
Paper & Forest Products 0.2%
b
Magnera Corp. , Senior Note , 144A, 4.75%, 11/15/29 ......... United States 400,000 359,911
Passenger Airlines 0.7%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.5%, 4/20/26 .................... United States 350,000 350,129
b
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note ,
144A, 4.75%, 10/20/28 .............................. United States 700,000 695,467
b
United Airlines, Inc. ,
Senior Secured Note , 144A, 4.375%, 4/15/26 ............ United States 100,000 98,643
c
Senior Secured Note , 144A, 4.625%, 4/15/29 ............ United States 300,000 288,507
1,432,746
Personal Care Products 0.3%
b ,c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC , Senior Secured Note , 144A, 6.625%,
7/15/30 ......................................... United States 600,000 614,811
Pharmaceuticals 0.8%
b
1375209 BC Ltd. , Senior Secured Note , 144A, 9%, 1/30/28 .... Canada 305,000 305,097
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5%,
4/15/31 ......................................... United States 200,000 213,135
c
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 4.75%, 5/09/27 ......................... Israel 600,000 586,969
Senior Note , 7.875%, 9/15/29 ........................ Israel 300,000 325,051

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
c
Teva Pharmaceutical Finance Netherlands III BV, (continued)
Senior Note , 8.125%, 9/15/31 ........................ Israel 300,000 $ 337,714
1,767,966
Real Estate Management & Development 0.4%
b ,c
Five Point Operating Co. LP / Five Point Capital Corp. , Senior
Note , 144A, 10.5%, 1/15/28 .......................... United States 335,834 343,278
b ,c
Forestar Group, Inc. , Senior Note , 144A, 3.85%, 5/15/26 ...... United States 500,000 490,324
833,602
Software 1.0%
b ,c
Camelot Finance SA , Senior Secured Note , 144A, 4.5%, 11/01/26 United States 300,000 293,529
b ,c
McAfee Corp. , Senior Note , 144A, 7.375%, 2/15/30 .......... United States 800,000 778,581
b ,c
Rocket Software, Inc. , Senior Note , 144A, 6.5%, 2/15/29 ...... United States 1,100,000 1,041,996
2,114,106
Specialized REITs 0.5%
b ,c
Iron Mountain, Inc. ,
Senior Bond , 144A, 5.625%, 7/15/32 ................... United States 300,000 293,499
Senior Note , 144A, 7%, 2/15/29 ...................... United States 700,000 723,336
1,016,835
Specialty Retail 0.6%
b ,c
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75%, 4/26/28 ................................... United States 648,000 684,095
b ,c
Gap, Inc. (The) , Senior Note , 144A, 3.625%, 10/01/29 ........ United States 700,000 636,643
1,320,738
Textiles, Apparel & Luxury Goods 0.4%
b ,c
Hanesbrands, Inc. , Senior Note , 144A, 9%, 2/15/31 .......... United States 700,000 753,159
Trading Companies & Distributors 1.6%
b ,c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9%, 5/15/28 ..................... United States 800,000 835,342
Secured Note , 144A, 8.625%, 5/15/32 .................. United States 600,000 629,404
b ,c
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875%,
12/15/28 ........................................ United States 600,000 556,466
b ,c
Herc Holdings, Inc. , Senior Note , 144A, 6.625%, 6/15/29 ...... United States 900,000 922,565
b
WESCO Distribution, Inc. , Senior Note , 144A, 6.375%, 3/15/29 . United States 400,000 410,000
3,353,777
Wireless Telecommunication Services 1.3%
b
Altice France Holding SA , Senior Secured Note , 144A, 10.5%,
5/15/27 ......................................... Luxembourg 1,500,000 430,839
b ,c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9%, 9/15/29 ............................ United Kingdom 1,300,000 1,201,361
e
Digicel Group Holdings Ltd. ,
Zero Cpn., 11/17/33 ............................... Bermuda 26,768 750
Zero Cpn., 11/17/33 ............................... Bermuda 218 143
b ,c
Zegona Finance plc , Senior Secured Note , 144A, 8.625%,
7/15/29 ......................................... United Kingdom 1,100,000 1,171,500
2,804,593
Total Corporate Bonds (Cost $ 169,456,812 ) ...................................
162,519,153

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests 0.1%
Media 0.1%
f,h
Diamond Sports Group LLC, First Lien, CME Term Loan ,
14.772% , ( 1-month SOFR + 10% ), 5/26/26 ............... United States 16,338 $ 14,224
d
Diamond Sports Group LLC, First Lien, Debtor-In-Possession
Term Loan , PIK, 10% , 12/02/24 ....................... United States 84,993 92,248
106,472
a a a a a a
Total Senior Floating Rate Interests (Cost $ 100,225 ) ...........................
106,472
i
Marketplace Loans 1.9%
e
Financial Services 1.9%
a a a a a a
Total Marketplace Loans (Cost $ 4,729,132 ) ...................................
4,013,893
Asset-Backed Securities 0.0%
†
Financial Services 0.0%
†
b ,j
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26 , PT , 144A, FRN , 18.781%, 8/15/44 .............. United States 2,136 2,081
2019-31 , PT , 144A, FRN , 3.157%, 9/15/44 ............... United States 2,515 2,397
2019-37 , PT , 144A, FRN , 6.126%, 10/17/44 .............. United States 3,957 3,170
2019-42 , PT , 144A, FRN , 1.514%, 11/15/44 .............. United States 2,068 1,628
2019-51 , PT , 144A, FRN , 12.322%, 1/15/45 .............. United States 6,123 5,958
2019-52 , PT , 144A, FRN , 12.084%, 1/15/45 .............. United States 5,860 5,394
2019-S6 , PT , 144A, FRN , 11.814%, 10/17/44 ............. United States 2,690 2,354
2019-S8 , PT , 144A, FRN , 1.41%, 1/15/45 ................ United States 1,929 1,907
2020-2 , PT , 144A, FRN , 10.924%, 3/15/45 ............... United States 7,190 6,985
2020-7 , PT , 144A, FRN , 10.583%, 4/17/45 ............... United States 5,045 4,135
b ,j
Prosper Pass-Thru Trust III ,
2020-PT1 , A , 144A, FRN , 8.796%, 3/15/26 ............... United States 4,338 3,543
2020-PT2 , A , 144A, FRN , 9.444%, 4/15/26 ............... United States 5,068 4,301
2020-PT3 , A , 144A, FRN , 7.183%, 5/15/26 ............... United States 1,348 1,136
b ,j
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
26.706%, 2/15/26 . ................................. United States 3,017 2,799
47,788
a a a a a a
Total Asset-Backed Securities (Cost $ 50,297 ) .................................
47,788
Municipal Bonds 0.2%
Arizona 0.2%
b ,k
Maricopa County Industrial Development Authority , Grand Canyon
University Obligated Group , Revenue , 144A, 2024 , 7.375% ,
10/01/29 ........................................ United States 430,000 440,692
Total Municipal Bonds (Cost $ 432,681 ) .......................................
440,692
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,e
Endo GUC Trust, Escrow Account ....................... United States 51,454 —
a,e
Endo, Inc., Escrow Account ............................ United States 500,000 —
a
Expand Energy Corp., Escrow Account ................... United States 1,500,000 5,625
a,e
Par Pharmaceutical, Inc., Escrow Account ................. United States 225,000 —
Total Escrows and Litigation Trusts (Cost $ 19,546 ) ............................
5,625
Total Long Term Investments (Cost $ 209,931,590 ) .............................
264,846,352
a

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 27 .
Short Term Investments 2.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.4%
l,m
Institutional Fiduciary Trust - Money Market Portfolio , 4.369% .. United States 5,146,018 $ 5,146,018
Total Money Market Funds (Cost $ 5,146,018 ) .................................
5,146,018
Total Short Term Investments (Cost $ 5,146,018 ) ...............................
5,146,018
a
Total Investments (Cost $ 215,077,608 ) 127.4% ................................
$269,992,370
Credit Facility (28.3) % ......................................................
(60,000,000)
Other Assets, less Liabilities 0.9% ...........................................
1,947,883
Net Assets 100.0% .........................................................
$211,940,253
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2024, the aggregate value of these securities was $150,073,528, representing 70.8% of net assets.
c
A portion or all of the security is pledged as collateral in connection with the Fund’s credit facility.
d
Income may be received in additional securities and/or cash.
e
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
f
Defaulted security or security for which income has been deemed uncollectible.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
i
See full breakdown of marketplace loans holdings in the table at the end of this schedule.
j
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
k
Security purchased on a when-issued basis.
l
See Note 3 regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Schedule of Investments (unaudited), November 30, 2024
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At November 30, 2024, the Fund had the following marketplace loans outstanding.
Description
Principal
Amount Value
Marketplace Loans - 1.9%
Freedom Financial Asset Management LLC
APP-11766706.FP.FTS.B , 23 .99% , 2/02/25 $ 738 $ 739
APP-11694349.FP.FTS.B , 14 .24% , 2/07/25 2,570 2,575
APP-12394118.FP.FTS.B , 17 .74% , 3/10/25 2,639 2,684
APP-14953979.FP.FTS.B , 7 .74% , 7/13/25 . 6,696 6,732
APP-15094222.FP.FTS.B , 10 .24% , 7/14/25 5,485 5,515
APP-15034726.FP.FTS.B , 25 .49% , 7/25/25 2,535 2,594
APP-10111431.FP.FTS.B , 10 .99% , 9/15/25 4,721 4,767
APP-10140977.FP.FTS.B , 24 .99% , 9/15/25 3,096 3,247
APP-10091198.FP.FTS.B , 15 .49% , 9/24/25 600 599
APP-11022514.FP.FTS.B , 18 .49% , 10/26/25 5,099 5,259
APP-10578403.FP.FTS.B , 15 .99% , 10/30/25 5,902 6,046
APP-10561192.FP.FTS.B , 8 .99% , 11/03/25 4,600 4,668
APP-10841976.FP.FTS.B , 10 .99% , 11/28/25 2,373 2,388
APP-11105408.FP.FTS.B , 10 .99% , 12/14/25 3,553 3,596
APP-11843242.FP.FTS.B , 12 .24% , 12/15/25 6,204 6,272
APP-11022500.FP.FTS.B , 17 .99% , 12/16/25 4,019 4,157
APP-10868780.FP.FTS.B , 14 .49% , 1/02/26 10,626 10,837
APP-11798391.FP.FTS.B , 18 .49% , 1/04/26 3,730 3,828
APP-12378685.FP.FTS.B , 15 .99% , 2/01/26 5,311 5,389
APP-11757188.FP.FTS.B , 18 .24% , 2/02/26 3,776 3,796
APP-11757063.FP.FTS.B , 17 .99% , 2/05/26 7,557 7,694
APP-12281543.FP.FTS.B , 16 .74% , 3/08/26 13,924 14,370
APP-12246304.FP.FTS.B , 18 .24% , 3/08/26 12,855 13,338
APP-12397373.FP.FTS.B , 15 .99% , 3/15/26 5,428 5,531
APP-11799488.FP.FTS.B , 16 .99% , 3/16/26 7,918 8,149
APP-12419810.FP.FTS.B , 15 .74% , 3/20/26 15,724 16,171
APP-12421465.FP.FTS.B , 17 .99% , 3/23/26 3,572 3,598
APP-13524997.FP.FTS.B , 10 .59% , 3/25/26 6,041 6,118
APP-12270812.FP.FTS.B , 16 .99% , 4/22/26 5,303 5,477
APP-13511680.FP.FTS.B , 12 .84% , 5/05/26 6,214 6,303
APP-13477482.FP.FTS.B , 10 .34% , 5/18/26 16,289 16,539
APP-13527002.FP.FTS.B , 15 .59% , 5/19/26 4,361 4,440
APP-14943761.FP.FTS.B , 15 .99% , 6/01/26 9,639 9,779
APP-15053141.FP.FTS.B , 18 .99% , 7/15/26 9,777 10,167
APP-15064308.FP.FTS.B , 22 .49% , 7/15/26 11,006 11,585
APP-15065994.FP.FTS.B , 17 .74% , 7/20/26 28,034 2,769
APP-15054013.FP.FTS.B , 17 .99% , 7/20/26 8,019 8,280
APP-15109634.FP.FTS.B , 19 .49% , 7/21/26 4,964 5,128
APP-15073340.FP.FTS.B , 15 .99% , 7/25/26 4,805 4,896
APP-14860724.FP.FTS.B , 20 .99% , 7/26/26 9,670 10,195
APP-15111841.FP.FTS.B , 7 .84% , 7/28/26 . 15,922 2,245
APP-14956830.FP.FTS.B , 15 .74% , 7/28/26 14,349 14,925
APP-10133595.FP.FTS.B , 11 .99% , 8/11/26 8,386 8,506
APP-10145662.FP.FTS.B , 18 .99% , 9/17/26 10,245 10,643
APP-13256383.FP.FTS.B , 7 .99% , 9/18/26 . 18,538 18,836
APP-10460831.FP.FTS.B , 21 .99% , 9/19/26 3,730 3,887
APP-10572421.FP.FTS.B , 10 .49% , 9/20/26 14,896 15,129
APP-10112510.FP.FTS.B , 16 .49% , 9/25/26 5,762 5,902
APP-09931612.FP.FTS.B , 14 .24% , 10/03/26 7,299 7,400
APP-10838239.FP.FTS.B , 12 .49% , 10/12/26 14,786 15,012
APP-10845328.FP.FTS.B , 11 .99% , 10/16/26 11,378 11,549
APP-10704368.FP.FTS.B , 14 .99% , 10/16/26 9,050 9,236
APP-10745909.FP.FTS.B , 17 .99% , 10/16/26 24,481 24,981
APP-10829192.FP.FTS.B , 18 .99% , 10/16/26 12,138 12,592
APP-10581131.FP.FTS.B , 22 .49% , 10/22/26 5,006 5,261
APP-10384953.FP.FTS.B , 19 .99% , 11/02/26 8,279 8,574
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11119432.FP.FTS.B , 11 .99% , 11/03/26 $ 10,383 $ 10,534
APP-11187454.FP.FTS.B , 22 .49% , 11/10/26 2,073 2,078
APP-15107872.FP.FTS.B , 20 .49% , 11/15/26 4,107 4,143
APP-10848002.FP.FTS.B , 17 .99% , 11/19/26 12,138 12,576
APP-10842381.FP.FTS.B , 12 .49% , 11/21/26 16,282 16,553
APP-10671079.FP.FTS.B , 11 .99% , 11/30/26 13,086 13,278
APP-10670975.FP.FTS.B , 21 .49% , 11/30/26 4,435 4,483
APP-11094577.FP.FTS.B , 19 .49% , 12/08/26 6,379 6,670
APP-11008022.FP.FTS.B , 11 .99% , 12/13/26 6,882 6,998
APP-11021456.FP.FTS.B , 20 .99% , 12/15/26 19,609 20,659
APP-11116084.FP.FTS.B , 19 .49% , 12/19/26 1,310 1,300
APP-11007668.FP.FTS.B , 19 .99% , 12/19/26 9,616 10,049
APP-11111264.FP.FTS.B , 16 .49% , 12/20/26 6,127 6,280
APP-11874582.FP.FTS.B , 17 .49% , 12/23/26 11,301 11,677
APP-11677084.FP.FTS.B , 15 .49% , 12/26/26 22,745 23,145
APP-11799609.FP.FTS.B , 10 .99% , 1/01/27 16,087 16,322
APP-10224478.FP.FTS.B , 20 .49% , 1/02/27 15,259 15,916
APP-11036570.FP.FTS.B , 22 .99% , 1/20/27 3,648 3,668
APP-11844341.FP.FTS.B , 16 .74% , 2/01/27 18,134 18,661
APP-11824892.FP.FTS.B , 16 .99% , 2/03/27 9,133 9,308
APP-11724933.FP.FTS.B , 14 .24% , 2/05/27 7,649 7,791
APP-12397051.FP.FTS.B , 17 .49% , 2/06/27 6,672 6,878
APP-11743079.FP.FTS.B , 16 .24% , 2/07/27 23,190 7,368
APP-11757936.FP.FTS.B , 19 .99% , 2/07/27 5,342 5,532
APP-11763967.FP.FTS.B , 19 .99% , 2/07/27 8,525 8,857
APP-11838245.FP.FTS.B , 19 .99% , 2/11/27 4,897 5,043
APP-11798652.FP.FTS.B , 11 .74% , 2/14/27 29,666 3,127
APP-11843528.FP.FTS.B , 19 .99% , 2/14/27 161 161
APP-11752200.FP.FTS.B , 21 .49% , 2/23/27 12,082 4,049
APP-10128827.FP.FTS.B , 25 .49% , 2/24/27 4,979 5,194
APP-11674918.FP.FTS.B , 20 .49% , 2/25/27 14,511 15,200
APP-10848317.FP.FTS.B , 12 .24% , 2/28/27 10,165 6,462
APP-12106158.FP.FTS.B , 11 .24% , 3/07/27 9,054 9,197
APP-11696610.FP.FTS.B , 14 .24% , 3/07/27 15,112 4,542
APP-11845152.FP.FTS.B , 11 .74% , 3/15/27 22,915 23,328
APP-11801830.FP.FTS.B , 16 .49% , 3/15/27 11,393 11,661
APP-12407302.FP.FTS.B , 18 .99% , 3/15/27 6,376 6,601
APP-11863466.FP.FTS.B , 25 .49% , 3/17/27 6,468 2,227
APP-12385340.FP.FTS.B , 25 .49% , 3/17/27 5,446 5,730
APP-12341500.FP.FTS.B , 20 .49% , 3/20/27 9,744 10,220
APP-12396943.FP.FTS.B , 13 .49% , 3/21/27 9,569 9,773
APP-12270734.FP.FTS.B , 16 .99% , 3/21/27 10,509 10,775
APP-13531026.FP.FTS.B , 11 .59% , 3/28/27 13,394 13,649
APP-13513406.FP.FTS.B , 14 .34% , 4/01/27 28,510 28,979
APP-11744634.FP.FTS.B , 19 .99% , 4/01/27 11,163 11,501
APP-12304720.FP.FTS.B , 18 .74% , 4/06/27 29,531 30,557
APP-11872928.FP.FTS.B , 11 .24% , 4/15/27 8,940 9,106
APP-13478834.FP.FTS.B , 16 .99% , 5/03/27 12,034 12,429
APP-13508795.FP.FTS.B , 9 .59% , 5/05/27 . 9,778 9,937
APP-13047632.FP.FTS.B , 11 .49% , 5/05/27 6,522 6,621
APP-13485036.FP.FTS.B , 13 .34% , 5/06/27 7,525 7,673
APP-08710316.FP.FTS.B , 10 .99% , 5/13/27 19,075 19,414
APP-13498730.FP.FTS.B , 11 .34% , 5/15/27 11,165 11,373
APP-13329158.FP.FTS.B , 17 .99% , 5/15/27 3,641 3,662
APP-13453359.FP.FTS.B , 18 .24% , 5/15/27 18,476 14,043
APP-13479562.FP.FTS.B , 18 .49% , 5/17/27 10,954 1,156

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-13227905.FP.FTS.B , 21 .99% , 5/18/27 $ 6,316 $ 6,586
APP-13517315.FP.FTS.B , 12 .09% , 5/19/27 28,249 28,807
APP-13507352.FP.FTS.B , 20 .49% , 5/19/27 5,811 6,028
APP-13531806.FP.FTS.B , 16 .99% , 5/20/27 12,405 12,717
APP-13485605.FP.FTS.B , 18 .99% , 5/20/27 8,340 8,607
APP-14906773.FP.FTS.B , 9 .74% , 7/15/27 . 23,100 23,505
APP-15064429.FP.FTS.B , 14 .49% , 7/15/27 16,375 16,691
APP-15070181.FP.FTS.B , 19 .99% , 7/15/27 11,185 11,586
APP-14865954.FP.FTS.B , 11 .74% , 7/16/27 16,101 16,388
APP-15149750.FP.FTS.B , 11 .99% , 7/16/27 1,388 1,387
APP-15057995.FP.FTS.B , 18 .99% , 7/23/27 6,312 6,469
APP-15058449.FP.FTS.B , 11 .99% , 7/25/27 7,210 7,355
APP-15078317.FP.FTS.B , 13 .99% , 7/25/27 12,688 12,970
APP-13302186.FP.FTS.B , 20 .49% , 7/25/27 9,516 9,914
APP-15055723.FP.FTS.B , 11 .24% , 7/26/27 18,916 19,300
APP-15048744.FP.FTS.B , 16 .49% , 7/27/27 14,413 14,941
APP-15053719.FP.FTS.B , 16 .99% , 7/28/27 6,998 7,180
APP-15133409.FP.FTS.B , 15 .49% , 7/30/27 15,879 16,215
APP-15053776.FP.FTS.B , 17 .49% , 7/30/27 7,714 7,954
APP-15039962.FP.FTS.B , 12 .49% , 8/28/27 32,224 32,899
APP-14958373.FP.FTS.B , 12 .24% , 9/16/27 11,490 11,721
APP-15070551.FP.FTS.B , 24 .74% , 4/27/28 13,209 13,736
APP-10836612.FP.FTS.B , 21 .49% , 12/15/34 2,772 300
APP-11007940.FP.FTS.B , 10 .49% , 12/19/34 106 106
APP-11799520.FP.FTS.B , 16 .99% , 12/25/34 328 329
1,288,698
LendingClub Corp.
164089980.LC.FTS.B , 17 .74% , 2/28/25 ... 3,550 –
167132427.LC.FTS.B , 20 .55% , 2/28/25 ... 2,330 2,333
167747801.LC.FTS.B , 16 .12% , 3/15/25 ... 5,341 –
168420680.LC.FTS.B , 17 .74% , 3/16/25 ... 1,934 1,932
168140265.LC.FTS.B , 15 .24% , 3/21/25 ... 2,244 2,244
167712249.LC.FTS.B , 14 .3% , 4/20/25 ... 1,869 1,867
165352318.LC.FTS.B , 15 .24% , 6/22/25 ... 4,451 4,438
161483895.LC.FTS.B , 13 .08% , 11/07/34 .. 860 855
160809803.LC.FTS.B , 13 .08% , 11/08/34 .. 6,793 5,337
19,006
LendingClub Corp. - LCX
164542068.LC.FTS.B , 25 .65% , 1/21/25 ... 749
755
LendingClub Corp. - LCX PM
184916811.LC.FTS.B , 15 .99% , 1/18/25 ... 1,406 701
185085067.LC.FTS.B , 22 .99% , 1/18/25 ... 1,279 1,287
184905245.LC.FTS.B , 15 .99% , 1/19/25 ... 7,278 –
185231531.LC.FTS.B , 21 .49% , 1/19/25 ... 295 297
185449370.LC.FTS.B , 18 .44% , 1/25/25 ... 1,359 1,353
185529283.LC.FTS.B , 18 .99% , 1/27/25 ... 1,432 1,429
185074501.LC.FTS.B , 12 .74% , 1/29/25 ... 510 509
185743058.LC.FTS.B , 12 .19% , 2/02/25 ... 783 778
185720673.LC.FTS.B , 14 .49% , 2/04/25 ... 605 600
184778654.LC.FTS.B , 16 .19% , 2/04/25 ... 740 89
185806351.LC.FTS.B , 18 .99% , 2/07/25 ... 4,186 –
185828353.LC.FTS.B , 22 .99% , 2/08/25 ... 5,182 482
186050160.LC.FTS.B , 15 .99% , 2/10/25 ... 1,797 1,788
185828265.LC.FTS.B , 19 .44% , 2/10/25 ... 1,714 1,721
185731098.LC.FTS.B , 18 .99% , 2/14/25 ... 426 424
186141198.LC.FTS.B , 18 .99% , 2/14/25 ... 533 531
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
186248821.LC.FTS.B , 12 .94% , 2/16/25 ... $ 2,027 $ 2,017
188498393.LC.FTS.B , 18 .99% , 4/25/25 ... 7,020 7,034
187330959.LC.FTS.B , 23 .99% , 4/25/25 ... 2,773 2,825
188790970.LC.FTS.B , 19 .99% , 4/27/25 ... 4,421 4,448
188578940.LC.FTS.B , 23 .99% , 4/27/25 ... 220 223
188852266.LC.FTS.B , 23 .99% , 4/27/25 ... 1,529 684
188781202.LC.FTS.B , 15 .99% , 4/28/25 ... 2,918 2,892
188845200.LC.FTS.B , 16 .99% , 4/28/25 ... 407 408
188849723.LC.FTS.B , 19 .49% , 4/28/25 ... 419 425
188683873.LC.FTS.B , 23 .99% , 5/01/25 ... 2,730 2,764
185591984.LC.FTS.B , 18 .99% , 5/28/25 ... 3,199 3,198
188854471.LC.FTS.B , 24 .79% , 8/27/25 ... 1,183 1,213
171733583.LC.FTS.B , 18 .24% , 10/30/25 .. 6,674 2,664
186109882.LC.FTS.B , 5% , 2/14/26 ...... 8,358 1,073
185030629.LC.FTS.B , 28 .99% , 1/13/27 ... 3,632 3,700
185203099.LC.FTS.B , 21 .99% , 1/19/27 ... 6,563 6,602
185257156.LC.FTS.B , 23 .99% , 1/19/27 ... 7,814 7,926
185208719.LC.FTS.B , 27 .99% , 1/19/27 ... 5,559 5,661
185284755.LC.FTS.B , 20 .24% , 1/21/27 ... 13,055 13,070
184608676.LC.FTS.B , 21 .99% , 1/21/27 ... 8,471 8,603
185280664.LC.FTS.B , 21 .99% , 1/21/27 ... 10,105 10,136
185094462.LC.FTS.B , 22 .99% , 1/21/27 ... 6,875 6,983
186073191.LC.FTS.B , 23 .99% , 1/26/27 ... 5,721 5,799
185465019.LC.FTS.B , 21 .99% , 1/27/27 ... 14,190 14,387
184862697.LC.FTS.B , 13 .19% , 1/28/27 ... 8,318 8,151
185102499.LC.FTS.B , 17 .49% , 1/28/27 ... 8,411 8,304
185625736.LC.FTS.B , 17 .24% , 1/31/27 ... 7,580 7,507
185553869.LC.FTS.B , 17 .44% , 1/31/27 ... 9,490 9,404
185801067.LC.FTS.B , 15 .19% , 2/04/27 ... 8,152 7,988
185785605.LC.FTS.B , 16 .99% , 2/04/27 ... 13,415 13,219
185670781.LC.FTS.B , 14 .74% , 2/08/27 ... 21,630 21,211
186105140.LC.FTS.B , 14 .99% , 2/10/27 ... 7,570 –
186053383.LC.FTS.B , 18 .49% , 2/10/27 ... 15,410 1,879
186037923.LC.FTS.B , 23 .49% , 2/12/27 ... 4,156 4,185
185962334.LC.FTS.B , 16 .49% , 2/14/27 ... 19,296 19,045
186072313.LC.FTS.B , 19 .99% , 2/14/27 ... 9,953 1,195
186114907.LC.FTS.B , 24 .99% , 2/14/27 ... 5,302 –
185957980.LC.FTS.B , 10 .99% , 2/15/27 ... 12,384 12,145
185644818.LC.FTS.B , 17 .24% , 2/15/27 ... 18,060 17,422
185788975.LC.FTS.B , 20 .44% , 2/15/27 ... 23,125 22,955
186037630.LC.FTS.B , 23 .99% , 2/15/27 ... 9,066 9,145
185737435.LC.FTS.B , 19 .74% , 2/16/27 ... 11,381 –
186255693.LC.FTS.B , 28 .99% , 2/16/27 ... 4,993 5,088
185994246.LC.FTS.B , 23 .99% , 2/17/27 ... 4,413 –
186004411.LC.FTS.B , 21 .99% , 2/28/27 ... 9,523 1,283
185584314.LC.FTS.B , 23 .99% , 2/28/27 ... 7,694 7,716
188791237.LC.FTS.B , 27 .99% , 4/24/27 ... 13,103 –
188681928.LC.FTS.B , 22 .99% , 4/25/27 ... 6,815 –
188818650.LC.FTS.B , 20 .99% , 4/26/27 ... 3,911 3,922
188684882.LC.FTS.B , 23 .99% , 4/26/27 ... 3,888 3,863
188850161.LC.FTS.B , 18 .99% , 4/27/27 ... 4,795 4,758
188844587.LC.FTS.B , 20 .99% , 4/27/27 ... 6,111 6,131
188821742.LC.FTS.B , 23 .99% , 4/27/27 ... 12,557 12,765
188832786.LC.FTS.B , 27 .99% , 4/27/27 ... 3,254 3,342
188770586.LC.FTS.B , 21 .49% , 4/28/27 ... 11,341 11,262
188825826.LC.FTS.B , 23 .49% , 4/28/27 ... 6,414 6,490
188877761.LC.FTS.B , 25 .99% , 4/28/27 ... 4,653 4,727
188729615.LC.FTS.B , 28 .99% , 4/28/27 ... 16,798 17,215

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
188842402.LC.FTS.B , 21 .49% , 4/30/27 ... $ 3,980 $ 700
188806927.LC.FTS.B , 23 .99% , 4/30/27 ... 9,746 9,766
188652977.LC.FTS.B , 23 .99% , 5/24/27 ... 2,277 2,279
185215933.LC.FTS.B , 28 .99% , 6/25/27 ... 12,791 2,580
185500483.LC.FTS.B , 23 .99% , 7/18/27 ... 24,329 2,286
185051135.LC.FTS.B , 23 .99% , 8/28/27 ... 16,535 16,482
185440062.LC.FTS.B , 17 .49% , 9/25/27 ... 15,092 14,749
185579608.LC.FTS.B , 23 .99% , 10/15/27 .. 23,258 2,187
188826193.LC.FTS.B , 22 .99% , 12/26/27 .. 6,458 609
188698368.LC.FTS.B , 20 .99% , 4/27/28 ... 16,175 15,740
446,419
Prosper Funding LLC
1688336.PS.FTS.B , 19 .2% , 1/12/25 ..... 7,551 1,935
1674329.PS.FTS.B , 14 .89% , 1/16/25 .... 420 420
1700011.PS.FTS.B , 13 .9% , 1/21/25 ..... 316 318
1697303.PS.FTS.B , 13 .9% , 1/31/25 ..... 420 421
1715485.PS.FTS.B , 16% , 2/15/25 ....... 2,549 2,554
1714630.PS.FTS.B , 16 .16% , 2/15/25 .... 1,532 1,536
1714624.PS.FTS.B , 19 .41% , 2/15/25 .... 2,873 2,571
1715122.PS.FTS.B , 19 .8% , 2/15/25 ..... 290 291
1723116.PS.FTS.B , 16 .29% , 2/17/25 .... 540 –
1720755.PS.FTS.B , 13 .96% , 2/28/25 .... 3,444 3,445
1749541.PS.FTS.B , 22 .03% , 4/05/25 .... 623 621
1750351.PS.FTS.B , 15 .2% , 4/06/25 ..... 561 559
1745381.PS.FTS.B , 12 .9% , 4/08/25 ..... 3,267 3,240
1714408.PS.FTS.B , 22 .11% , 4/12/25 .... 5,102 –
1750903.PS.FTS.B , 24 .4% , 4/15/25 ..... 2,000 1,815
1742906.PS.FTS.B , 15 .4% , 4/30/25 ..... 430 426
1752241.PS.FTS.B , 14 .7% , 5/10/25 ..... 16,888 10,295
1743767.PS.FTS.B , 25 .71% , 5/14/25 .... 2,051 2,058
1758243.PS.FTS.B , 24 .4% , 7/16/25 ..... 1,678 1,265
1701129.PS.FTS.B , 16 .4% , 7/17/25 ..... 2,712 2,693
1701120.PS.FTS.B , 15 .9% , 12/12/25 .... 4,486 4,406
1606127.PS.FTS.B , 15 .2% , 8/17/26 ..... 3,987 3,965
1607933.PS.FTS.B , 18 .5% , 8/19/26 ..... 916 933
1608617.PS.FTS.B , 13 .7% , 8/20/26 ..... 2,579 2,555
1609277.PS.FTS.B , 15 .7% , 8/23/26 ..... 6,191 6,167
1610327.PS.FTS.B , 27 .6% , 8/24/26 ..... 4,128 4,309
1621434.PS.FTS.B , 14 .6% , 8/26/26 ..... 1,462 1,454
1621428.PS.FTS.B , 20% , 8/26/26 ....... 4,852 4,955
1611746.PS.FTS.B , 14 .29% , 8/27/26 .... 4,061 4,079
1625740.PS.FTS.B , 18 .48% , 9/16/26 .... 4,937 4,306
1635897.PS.FTS.B , 12% , 9/23/26 ....... 9,623 9,527
1635735.PS.FTS.B , 14 .68% , 9/23/26 .... 6,800 6,731
1627036.PS.FTS.B , 16 .33% , 9/25/26 .... 6,279 6,241
1637445.PS.FTS.B , 13 .3% , 9/27/26 ..... 4,646 4,658
1634247.PS.FTS.B , 16 .7% , 10/05/26 .... 11,499 11,420
1626046.PS.FTS.B , 15 .18% , 10/16/26 ... 4,667 4,607
1626758.PS.FTS.B , 17 .96% , 10/24/26 ... 11,033 10,978
1644875.PS.FTS.B , 11 .6% , 10/26/26 .... 3,527 3,489
1648324.PS.FTS.B , 12 .2% , 10/26/26 .... 9,479 9,377
1645337.PS.FTS.B , 18 .48% , 10/27/26 ... 10,237 10,608
1646123.PS.FTS.B , 13 .32% , 10/28/26 ... 3,606 3,639
1661010.PS.FTS.B , 12 .5% , 11/05/26 .... 12,365 12,159
1651868.PS.FTS.B , 9 .45% , 11/08/26 .... 5,943 5,849
1658185.PS.FTS.B , 10 .5% , 11/08/26 .... 4,171 4,112
1653323.PS.FTS.B , 16% , 11/09/26 ...... 5,960 5,899
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1666362.PS.FTS.B , 19% , 11/09/26 ...... $ 3,602 $ 3,645
1666911.PS.FTS.B , 10 .62% , 11/10/26 .... 6,035 5,942
1660066.PS.FTS.B , 12 .6% , 11/10/26 .... 16,667 16,407
1666890.PS.FTS.B , 17% , 11/10/26 ...... 8,134 8,239
1661433.PS.FTS.B , 28 .23% , 11/14/26 .... 3,212 833
1666359.PS.FTS.B , 21% , 11/15/26 ...... 3,229 3,341
1651871.PS.FTS.B , 20 .66% , 11/20/26 .... 2,929 2,962
1651913.PS.FTS.B , 25 .67% , 11/22/26 .... 4,016 4,145
1672316.PS.FTS.B , 10 .44% , 12/14/26 ... 6,248 6,148
1685634.PS.FTS.B , 12 .5% , 12/14/26 .... 3,946 3,882
1672730.PS.FTS.B , 13 .8% , 12/14/26 .... 17,570 17,360
1685271.PS.FTS.B , 16 .8% , 12/14/26 .... 9,114 –
1678372.PS.FTS.B , 22 .8% , 12/14/26 .... 6,106 6,330
1672147.PS.FTS.B , 16 .56% , 12/15/26 ... 11,461 1,527
1687344.PS.FTS.B , 19% , 12/17/26 ...... 2,638 2,683
1685997.PS.FTS.B , 12 .87% , 12/18/26 ... 4,471 4,399
1678354.PS.FTS.B , 11 .07% , 12/20/26 .... 7,288 7,171
1687950.PS.FTS.B , 11 .5% , 12/20/26 .... 7,168 7,073
1675010.PS.FTS.B , 12 .5% , 12/20/26 .... 5,509 4,880
1678387.PS.FTS.B , 18 .33% , 12/23/26 ... 6,627 6,689
1685637.PS.FTS.B , 11 .7% , 12/28/26 .... 15,311 15,230
1672718.PS.FTS.B , 14 .38% , 1/07/27 .... 4,255 4,180
1686078.PS.FTS.B , 10 .5% , 1/08/27 ..... 6,023 5,920
1700808.PS.FTS.B , 11 .4% , 1/12/27 ..... 5,034 4,951
1701108.PS.FTS.B , 15 .7% , 1/12/27 ..... 18,532 18,306
1694491.PS.FTS.B , 12 .62% , 1/13/27 .... 7,662 7,537
1694725.PS.FTS.B , 18 .4% , 1/13/27 ..... 8,185 8,302
1701537.PS.FTS.B , 19 .3% , 1/13/27 ..... 8,265 8,382
1695958.PS.FTS.B , 10 .5% , 1/14/27 ..... 7,487 7,357
1689173.PS.FTS.B , 11 .2% , 1/14/27 ..... 11,095 613
1695787.PS.FTS.B , 11 .7% , 1/14/27 ..... 12,630 12,428
1694719.PS.FTS.B , 16 .93% , 1/17/27 .... 9,661 9,526
1702455.PS.FTS.B , 15 .18% , 1/20/27 .... 8,496 8,345
1689251.PS.FTS.B , 19% , 1/21/27 ....... 2,211 2,238
1707746.PS.FTS.B , 9 .45% , 2/14/27 ..... 3,482 3,423
1720917.PS.FTS.B , 13 .7% , 2/15/27 ..... 6,676 6,598
1714648.PS.FTS.B , 16 .7% , 2/15/27 ..... 4,140 4,090
1721346.PS.FTS.B , 16 .7% , 2/15/27 ..... 11,041 11,211
1720911.PS.FTS.B , 18 .59% , 2/15/27 .... 14,082 14,293
1714642.PS.FTS.B , 18 .7% , 2/15/27 ..... 5,639 5,724
1714636.PS.FTS.B , 23 .58% , 2/15/27 .... 3,278 3,402
1707734.PS.FTS.B , 10 .29% , 2/16/27 .... 4,431 4,379
1709201.PS.FTS.B , 18 .48% , 2/16/27 .... 7,033 7,142
1714627.PS.FTS.B , 11 .4% , 2/17/27 ..... 10,935 10,737
1703169.PS.FTS.B , 25 .6% , 2/25/27 ..... 10,410 10,778
1752624.PS.FTS.B , 17 .23% , 4/05/27 .... 11,798 11,555
1753011.PS.FTS.B , 12% , 4/06/27 ....... 8,372 8,181
1754293.PS.FTS.B , 13 .4% , 4/12/27 ..... 6,800 6,680
1747163.PS.FTS.B , 16 .2% , 4/12/27 ..... 14,593 14,329
1744328.PS.FTS.B , 14 .89% , 4/15/27 .... 11,587 11,361
1752654.PS.FTS.B , 12 .76% , 4/30/27 .... 8,820 8,604
1750735.PS.FTS.B , 16% , 5/06/27 ....... 3,414 3,421
1607291.PS.FTS.B , 28 .59% , 7/18/27 .... 4,654 104
1650328.PS.FTS.B , 11 .2% , 7/29/27 ..... 6,108 5,924
1705005.PS.FTS.B , 15% , 12/19/27 ...... 15,897 7,515
1630510.PS.FTS.B , 11 .97% , 10/10/34 .... 39 19
1655723.PS.FTS.B , 15 .1% , 11/15/34 .... 17 17
1672733.PS.FTS.B , 15% , 12/14/34 ...... 346 346

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1678747.PS.FTS.B , 19 .3% , 12/14/34 .... $ 72 $ 72
1672982.PS.FTS.B , 22% , 12/15/34 ...... 113 113
1674347.PS.FTS.B , 15 .86% , 12/17/34 ... 489 492
570,367
Upgrade, Inc. - Card
992428468.UG.FTS.B , 25 .95% , 4/03/25 .. 30 31
992256275.UG.FTS.B , 29 .49% , 4/03/25 .. 5 5
992269560.UG.FTS.B , 29 .49% , 4/03/25 .. 59 59
992290976.UG.FTS.B , 29 .49% , 4/03/25 .. 180 23
992291050.UG.FTS.B , 29 .49% , 4/03/25 .. 2 2
992354024.UG.FTS.B , 29 .49% , 4/03/25 .. 5 6
992357933.UG.FTS.B , 29 .49% , 4/03/25 .. 63 64
992361376.UG.FTS.B , 29 .49% , 4/03/25 .. 1 1
992453316.UG.FTS.B , 28 .98% , 4/04/25 .. 48 47
992266370.UG.FTS.B , 29 .49% , 4/04/25 .. 123 126
992342016.UG.FTS.B , 29 .49% , 4/04/25 .. 73 35
992421200.UG.FTS.B , 29 .49% , 4/04/25 .. 68 4
992264407.UG.FTS.B , 14 .97% , 4/05/25 .. 184 184
992391676.UG.FTS.B , 15 .97% , 4/05/25 .. 15 15
992417616.UG.FTS.B , 17 .99% , 4/05/25 .. 25 25
992286525.UG.FTS.B , 18 .8% , 4/05/25 ... 29 29
992416415.UG.FTS.B , 19 .21% , 4/05/25 .. 303 306
992424538.UG.FTS.B , 19 .21% , 4/05/25 .. 108 64
992256001.UG.FTS.B , 19 .97% , 4/05/25 .. 177 15
992346135.UG.FTS.B , 19 .99% , 4/05/25 .. 99 101
992431381.UG.FTS.B , 19 .99% , 4/05/25 .. 15 15
992433537.UG.FTS.B , 19 .99% , 4/05/25 .. 75 75
992296469.UG.FTS.B , 21 .98% , 4/05/25 .. 28 28
992271316.UG.FTS.B , 28 .98% , 4/05/25 .. 38 39
992290941.UG.FTS.B , 28 .98% , 4/05/25 .. 29 30
992305223.UG.FTS.B , 28 .98% , 4/05/25 .. 32 32
992314088.UG.FTS.B , 28 .98% , 4/05/25 .. 5 5
992350450.UG.FTS.B , 28 .98% , 4/05/25 .. 224 224
992404668.UG.FTS.B , 28 .98% , 4/05/25 .. 42 8
992426381.UG.FTS.B , 28 .98% , 4/05/25 .. 29 30
992239162.UG.FTS.B , 29 .49% , 4/05/25 .. 37 37
992240128.UG.FTS.B , 29 .49% , 4/05/25 .. 152 154
992243368.UG.FTS.B , 29 .49% , 4/05/25 .. 68 69
992247116.UG.FTS.B , 29 .49% , 4/05/25 .. 111 –
992255844.UG.FTS.B , 29 .49% , 4/05/25 .. 17 16
992268980.UG.FTS.B , 29 .49% , 4/05/25 .. 20 21
992271586.UG.FTS.B , 29 .49% , 4/05/25 .. 39 40
992275962.UG.FTS.B , 29 .49% , 4/05/25 .. 57 58
992276049.UG.FTS.B , 29 .49% , 4/05/25 .. 60 10
992291806.UG.FTS.B , 29 .49% , 4/05/25 .. 134 138
992293542.UG.FTS.B , 29 .49% , 4/05/25 .. 3 3
992301441.UG.FTS.B , 29 .49% , 4/05/25 .. 54 55
992326966.UG.FTS.B , 29 .49% , 4/05/25 .. 24 24
992341543.UG.FTS.B , 29 .49% , 4/05/25 .. 4 4
992341758.UG.FTS.B , 29 .49% , 4/05/25 .. 61 62
992344325.UG.FTS.B , 29 .49% , 4/05/25 .. 2 2
992355380.UG.FTS.B , 29 .49% , 4/05/25 .. 3 3
992359643.UG.FTS.B , 29 .49% , 4/05/25 .. 88 89
992359656.UG.FTS.B , 29 .49% , 4/05/25 .. 223 92
992368911.UG.FTS.B , 29 .49% , 4/05/25 .. 80 81
992369632.UG.FTS.B , 29 .49% , 4/05/25 .. 55 56
992371951.UG.FTS.B , 29 .49% , 4/05/25 .. 28 28
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992391427.UG.FTS.B , 29 .49% , 4/05/25 .. $ 36 $ 37
992394239.UG.FTS.B , 29 .49% , 4/05/25 .. 26 26
992401130.UG.FTS.B , 29 .49% , 4/05/25 .. 44 45
992419811.UG.FTS.B , 29 .49% , 4/05/25 .. 28 28
992425789.UG.FTS.B , 29 .49% , 4/05/25 .. 84 85
992427607.UG.FTS.B , 29 .49% , 4/05/25 .. 6 6
992444707.UG.FTS.B , 29 .49% , 4/05/25 .. 29 30
992452371.UG.FTS.B , 29 .49% , 4/05/25 .. 32 33
992455102.UG.FTS.B , 29 .49% , 4/05/25 .. 100 102
992460328.UG.FTS.B , 29 .49% , 8/01/25 .. 55 56
992301470.UG.FTS.B , 28 .98% , 12/02/25 . 115 90
992238906.UG.FTS.B , 22 .97% , 4/03/27 .. 2,660 1,784
992391277.UG.FTS.B , 28 .98% , 10/03/29 . 6 6
4,998
Upstart Network, Inc.
L2491823.UP.FTS.B , 6 .34% , 1/24/25 .... 295 292
L2499551.UP.FTS.B , 8 .93% , 1/24/25 .... 626 618
L2498779.UP.FTS.B , 11 .48% , 1/24/25 .... 65 64
L2497791.UP.FTS.B , 11 .97% , 1/24/25 .... 261 258
L2499082.UP.FTS.B , 12 .89% , 1/24/25 .... 922 910
L2499854.UP.FTS.B , 22 .79% , 1/24/25 .... 520 514
FW2498195.UP.FTS.B , 26 .98% , 1/24/25 .. 523 518
L2501009.UP.FTS.B , 5 .3% , 1/25/25 ..... 98 97
L2501544.UP.FTS.B , 6 .11% , 1/25/25 ..... 211 209
L2477274.UP.FTS.B , 6 .54% , 1/25/25 .... 274 271
L2502696.UP.FTS.B , 7 .45% , 1/25/25 .... 280 276
FW2502837.UP.FTS.B , 8 .49% , 1/25/25 ... 62 62
L2502709.UP.FTS.B , 10 .64% , 1/25/25 .... 563 557
FW2503345.UP.FTS.B , 13 .6% , 1/25/25 ... 390 185
L1729059.UP.FTS.B , 7 .36% , 2/17/25 .... 112 111
L1730069.UP.FTS.B , 14 .07% , 2/17/25 .... 2,404 2,168
FW2031299.UP.FTS.B , 21 .82% , 4/12/25 .. 1,599 1,348
FW2032694.UP.FTS.B , 22 .49% , 4/12/25 .. 2,140 86
L2971722.UP.FTS.B , 8 .62% , 4/19/25 .... 2,959 2,915
L2972108.UP.FTS.B , 15 .03% , 4/19/25 .... 553 546
L2970836.UP.FTS.B , 15 .68% , 4/19/25 .... 1,643 117
FW2250596.UP.FTS.B , 22 .87% , 5/14/25 .. 891 761
FW2971973.UP.FTS.B , 20 .05% , 9/19/25 .. 1,383 1,074
L2250196.UP.FTS.B , 14 .38% , 10/15/25 ... 1,881 137
FW2503195.UP.FTS.B , 11 .21% , 11/25/25 . 3,463 240
FW1729657.UP.FTS.B , 9 .44% , 9/17/26 ... 2,955 2,876
L1729743.UP.FTS.B , 11 .64% , 9/17/26 .... 21,751 21,240
L1730112.UP.FTS.B , 15 .91% , 9/17/26 .... 1,381 1,363
FW1730043.UP.FTS.B , 21 .14% , 9/17/26 .. 2,369 1,568
L1730077.UP.FTS.B , 21 .62% , 9/17/26 .... 1,209 1,190
L1730290.UP.FTS.B , 23 .01% , 9/17/26 .... 3,818 3,747
L1730120.UP.FTS.B , 23 .06% , 9/17/26 .... 6,071 1,498
L1729627.UP.FTS.B , 24 .42% , 9/17/26 .... 5,102 5,012
L1729392.UP.FTS.B , 25 .28% , 9/17/26 .... 617 44
FW1730388.UP.FTS.B , 28 .64% , 9/17/26 .. 8,227 8,096
FW1729641.UP.FTS.B , 30 .22% , 9/17/26 .. 2,608 2,568
FW1728143.UP.FTS.B , 30 .44% , 9/17/26 .. 2,843 2,799
FW1730150.UP.FTS.B , 30 .64% , 9/17/26 .. 500 492
FW1729390.UP.FTS.B , 32 .18% , 9/17/26 .. 1,361 916
FW1728926.UP.FTS.B , 32 .35% , 9/17/26 .. 1,459 1,436
FW1902353.UP.FTS.B , 5 .71% , 10/22/26 .. 5,844 5,632
L1902219.UP.FTS.B , 10 .65% , 10/22/26 ... 4,471 4,363

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1901059.UP.FTS.B , 11 .8% , 10/22/26 .... $ 1,799 $ 1,757
FW1902782.UP.FTS.B , 14 .11% , 10/22/26 . 9,300 9,090
FW1901571.UP.FTS.B , 16 .95% , 10/22/26 . 6,063 5,989
FW1901195.UP.FTS.B , 18 .66% , 10/22/26 . 1,139 1,118
L1901212.UP.FTS.B , 19 .55% , 10/22/26 ... 3,025 2,971
L1902855.UP.FTS.B , 19 .55% , 10/22/26 ... 1,501 1,474
L1901936.UP.FTS.B , 21 .29% , 10/22/26 ... 6,194 939
L1901067.UP.FTS.B , 23 .17% , 10/22/26 ... 7,826 7,699
L1901771.UP.FTS.B , 24 .44% , 10/22/26 ... 2,292 402
L1902683.UP.FTS.B , 25 .19% , 10/22/26 ... 6,401 6,303
L1901951.UP.FTS.B , 25 .24% , 10/22/26 ... 1,281 1,262
FW1902836.UP.FTS.B , 25 .41% , 10/22/26 . 25,629 25,232
L1902657.UP.FTS.B , 25 .42% , 10/22/26 ... 1,038 1,022
FW1902401.UP.FTS.B , 25 .71% , 10/22/26 . 2,522 2,484
FW1902199.UP.FTS.B , 26 .04% , 10/22/26 . 2,263 2,229
FW1886406.UP.FTS.B , 27 .97% , 10/22/26 . 8,556 734
FW1902391.UP.FTS.B , 31 .19% , 10/22/26 . 2,211 346
FW1901303.UP.FTS.B , 31 .21% , 10/22/26 . 2,159 2,131
FW1900628.UP.FTS.B , 31 .23% , 10/22/26 . 625 617
FW1902681.UP.FTS.B , 31 .63% , 10/22/26 . 4,564 4,507
FW1902299.UP.FTS.B , 31 .27% , 10/27/26 . 4,609 4,549
L1902840.UP.FTS.B , 22 .56% , 11/01/26 ... 7,058 6,934
L1901748.UP.FTS.B , 12 .93% , 11/05/26 ... 4,315 4,211
L2032896.UP.FTS.B , 9 .9% , 11/12/26 ..... 3,216 3,128
L2032147.UP.FTS.B , 11 .65% , 11/12/26 ... 3,763 3,667
L2032600.UP.FTS.B , 12 .19% , 11/12/26 ... 3,460 3,373
L2032561.UP.FTS.B , 12 .57% , 11/12/26 ... 7,143 6,962
FW2032979.UP.FTS.B , 12 .77% , 11/12/26 . 3,817 3,721
L2032884.UP.FTS.B , 12 .78% , 11/12/26 ... 3,817 3,721
FW2032727.UP.FTS.B , 12 .91% , 11/12/26 . 1,672 1,631
L2032885.UP.FTS.B , 12 .92% , 11/12/26 ... 2,247 2,193
FW2032278.UP.FTS.B , 13 .85% , 11/12/26 . 2,414 2,355
L2032791.UP.FTS.B , 14 .03% , 11/12/26 ... 1,412 1,378
L2032226.UP.FTS.B , 14 .31% , 11/12/26 ... 11,755 11,467
L2031580.UP.FTS.B , 14 .88% , 11/12/26 ... 617 605
L2032373.UP.FTS.B , 14 .92% , 11/12/26 ... 5,111 2,258
FW2032722.UP.FTS.B , 14 .98% , 11/12/26 . 3,334 3,258
L2032268.UP.FTS.B , 15 .84% , 11/12/26 ... 9,633 9,487
FW2031845.UP.FTS.B , 15 .93% , 11/12/26 . 7,933 3,563
FW2032502.UP.FTS.B , 16 .77% , 11/12/26 . 4,016 3,920
L2033008.UP.FTS.B , 17 .14% , 11/12/26 ... 3,222 3,175
L2031479.UP.FTS.B , 17 .32% , 11/12/26 ... 7,808 7,690
L2030768.UP.FTS.B , 17 .71% , 11/12/26 ... 2,533 2,496
L2032284.UP.FTS.B , 17 .94% , 11/12/26 ... 2,549 2,493
L2032006.UP.FTS.B , 17 .99% , 11/12/26 ... 2,953 2,890
L2032849.UP.FTS.B , 19 .14% , 11/12/26 ... 6,180 6,093
L2030806.UP.FTS.B , 19 .55% , 11/12/26 ... 2,071 2,026
FW2032947.UP.FTS.B , 19 .59% , 11/12/26 . 13,015 12,713
L2031425.UP.FTS.B , 19 .77% , 11/12/26 ... 3,037 2,973
L2032060.UP.FTS.B , 20 .25% , 11/12/26 ... 3,130 3,064
L2032456.UP.FTS.B , 20 .93% , 11/12/26 ... 785 769
L2032183.UP.FTS.B , 24 .12% , 11/12/26 ... 5,444 5,334
FW2033202.UP.FTS.B , 25 .01% , 11/12/26 . 8,272 8,110
FW2031174.UP.FTS.B , 25 .25% , 11/12/26 . 5,203 5,101
L2031934.UP.FTS.B , 25 .51% , 11/12/26 ... 1,860 26
FW2031600.UP.FTS.B , 26 .6% , 11/12/26 .. 3,032 58
L2032677.UP.FTS.B , 26 .71% , 11/12/26 ... 4,160 4,081
FW2003411.UP.FTS.B , 27 .5% , 11/12/26 .. 4,442 2,163
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2032753.UP.FTS.B , 27 .55% , 11/12/26 . $ 785 $ 770
FW2032946.UP.FTS.B , 27 .87% , 11/12/26 . 14,129 13,871
FW2032799.UP.FTS.B , 29 .91% , 11/12/26 . 1,386 1,361
FW2031644.UP.FTS.B , 30 .67% , 11/12/26 . 1,048 1,029
FW2031985.UP.FTS.B , 31% , 11/12/26 ... 121 119
FW2031873.UP.FTS.B , 31 .05% , 11/12/26 . 652 96
FW2032325.UP.FTS.B , 31 .07% , 11/12/26 . 700 688
FW2031596.UP.FTS.B , 31 .1% , 11/12/26 .. 3,173 3,118
FW2032994.UP.FTS.B , 31 .15% , 11/12/26 . 2,417 174
FW2031715.UP.FTS.B , 31 .33% , 11/12/26 . 2,809 2,761
L2031623.UP.FTS.B , 9 .89% , 11/16/26 .... 15,805 15,378
FW2101958.UP.FTS.B , 6 .23% , 11/23/26 .. 17,066 16,440
L2102006.UP.FTS.B , 8 .84% , 11/23/26 .... 22,668 22,055
L2102059.UP.FTS.B , 12 .22% , 11/23/26 ... 10,031 9,794
L2101522.UP.FTS.B , 12 .34% , 11/23/26 ... 15,893 15,518
L2103822.UP.FTS.B , 12 .78% , 11/23/26 ... 2,386 2,330
L2102939.UP.FTS.B , 13 .35% , 11/23/26 ... 1,682 1,642
L2076017.UP.FTS.B , 13 .49% , 11/23/26 ... 1,719 1,681
L2095249.UP.FTS.B , 14 .31% , 11/23/26 ... 8,337 1,845
L2068146.UP.FTS.B , 16 .06% , 11/23/26 ... 3,186 3,147
L2102751.UP.FTS.B , 16 .5% , 11/23/26 .... 1,997 1,974
L2103150.UP.FTS.B , 16 .57% , 11/23/26 ... 3,059 2,989
FW2101751.UP.FTS.B , 16 .63% , 11/23/26 . 10,853 2,509
L2050778.UP.FTS.B , 18 .01% , 11/23/26 ... 4,575 4,523
L2102051.UP.FTS.B , 19 .71% , 11/23/26 ... 2,911 2,859
FW2102941.UP.FTS.B , 20 .37% , 11/23/26 . 10,445 10,270
L2102313.UP.FTS.B , 20 .5% , 11/23/26 .... 772 759
L2102400.UP.FTS.B , 22 .64% , 11/23/26 ... 3,157 3,107
L2101750.UP.FTS.B , 24 .17% , 11/23/26 ... 3,856 3,800
FW2102727.UP.FTS.B , 24 .84% , 11/23/26 . 2,195 2,163
L2103842.UP.FTS.B , 25 .11% , 11/23/26 ... 2,200 2,165
L2101935.UP.FTS.B , 25 .31% , 11/23/26 ... 717 706
L2101880.UP.FTS.B , 25 .39% , 11/23/26 ... 1,661 1,637
L2103491.UP.FTS.B , 25 .4% , 11/23/26 .... 363 358
L2102028.UP.FTS.B , 25 .89% , 11/23/26 ... 3,327 3,280
FW2101678.UP.FTS.B , 26 .5% , 11/23/26 .. 1,984 1,957
FW2103284.UP.FTS.B , 27 .1% , 11/23/26 .. 2,169 2,138
FW2103532.UP.FTS.B , 28 .75% , 11/23/26 . 6,378 72
FW2103786.UP.FTS.B , 31 .2% , 11/23/26 .. 897 885
FW2103069.UP.FTS.B , 31 .22% , 11/23/26 . 1,286 1,271
FW2031117.UP.FTS.B , 18 .34% , 11/27/26 . 5,435 1,321
L2250662.UP.FTS.B , 8 .88% , 12/14/26 .... 5,180 5,039
L2249279.UP.FTS.B , 9 .09% , 12/14/26 .... 2,365 2,301
L2251398.UP.FTS.B , 9 .28% , 12/14/26 .... 3,787 3,684
L2247842.UP.FTS.B , 9 .8% , 12/14/26 .... 4,310 313
FW2251249.UP.FTS.B , 10 .34% , 12/14/26 . 9,118 8,875
L2248805.UP.FTS.B , 10 .51% , 12/14/26 ... 5,317 736
L2249903.UP.FTS.B , 11 .03% , 12/14/26 ... 1,452 1,414
L2251043.UP.FTS.B , 12 .11% , 12/14/26 ... 15,698 15,292
L2250070.UP.FTS.B , 12 .15% , 12/14/26 ... 3,278 3,195
L2247235.UP.FTS.B , 13 .18% , 12/14/26 ... 1,988 1,937
L2250820.UP.FTS.B , 13 .59% , 12/14/26 ... 1,598 1,558
L2251440.UP.FTS.B , 16 .23% , 12/14/26 ... 665 654
L2249248.UP.FTS.B , 16 .43% , 12/14/26 ... 6,127 6,034
L2249629.UP.FTS.B , 17 .8% , 12/14/26 .... 3,292 3,213
FW2249113.UP.FTS.B , 18 .58% , 12/14/26 . 14,350 2,025
L2249412.UP.FTS.B , 19 .96% , 12/14/26 ... 1,108 795
L2248975.UP.FTS.B , 19 .98% , 12/14/26 ... 5,709 4,122

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2250558.UP.FTS.B , 20 .67% , 12/14/26 ... $ 4,394 $ 4,303
L2251409.UP.FTS.B , 20 .71% , 12/14/26 ... 6,512 6,376
L2251393.UP.FTS.B , 20 .81% , 12/14/26 ... 2,648 2,592
L2249780.UP.FTS.B , 21 .14% , 12/14/26 ... 4,360 4,270
L2250707.UP.FTS.B , 21 .52% , 12/14/26 ... 3,455 781
L2249149.UP.FTS.B , 21 .87% , 12/14/26 ... 5,493 5,380
FW2248314.UP.FTS.B , 21 .92% , 12/14/26 . 1,924 1,885
L2249898.UP.FTS.B , 22 .33% , 12/14/26 ... 12,059 11,895
L2251333.UP.FTS.B , 22 .77% , 12/14/26 ... 8,687 8,511
L2249183.UP.FTS.B , 22 .87% , 12/14/26 ... 2,063 483
FW2251497.UP.FTS.B , 23 .11% , 12/14/26 . 2,718 2,665
L2250010.UP.FTS.B , 23 .56% , 12/14/26 ... 2,797 2,742
FW2248932.UP.FTS.B , 23 .62% , 12/14/26 . 1,256 182
L2249765.UP.FTS.B , 23 .67% , 12/14/26 ... 2,240 2,196
L2250334.UP.FTS.B , 24 .44% , 12/14/26 ... 4,909 4,811
L2250314.UP.FTS.B , 24 .91% , 12/14/26 ... 1,921 1,886
L2249782.UP.FTS.B , 24 .98% , 12/14/26 ... 2,383 2,338
L2248144.UP.FTS.B , 25 .08% , 12/14/26 ... 2,691 2,641
L2250779.UP.FTS.B , 25 .12% , 12/14/26 ... 1,051 38
L2248450.UP.FTS.B , 25 .14% , 12/14/26 ... 3,666 822
L2249856.UP.FTS.B , 25 .32% , 12/14/26 ... 683 670
L2249823.UP.FTS.B , 25 .41% , 12/14/26 ... 2,458 1,804
L2251395.UP.FTS.B , 25 .45% , 12/14/26 ... 1,255 1,231
L2250992.UP.FTS.B , 25 .92% , 12/14/26 ... 5,745 5,639
FW2248550.UP.FTS.B , 26 .2% , 12/14/26 .. 2,624 1,704
L2249257.UP.FTS.B , 26 .38% , 12/14/26 ... 5,194 5,101
FW2249342.UP.FTS.B , 27 .92% , 12/14/26 . 2,728 2,679
FW2251120.UP.FTS.B , 28 .37% , 12/14/26 . 7,632 7,500
FW2249976.UP.FTS.B , 28 .77% , 12/14/26 . 958 941
FW2249951.UP.FTS.B , 30 .44% , 12/14/26 . 1,215 792
FW2249983.UP.FTS.B , 30 .63% , 12/14/26 . 1,162 1,143
FW2250251.UP.FTS.B , 30 .69% , 12/14/26 . 3,775 2,422
FW2249049.UP.FTS.B , 30 .95% , 12/14/26 . 3,817 3,755
FW2249041.UP.FTS.B , 31 .12% , 12/14/26 . 664 654
FW2250974.UP.FTS.B , 31 .12% , 12/14/26 . 2,016 1,984
FW2248893.UP.FTS.B , 31 .17% , 12/14/26 . 1,085 1,068
FW2249653.UP.FTS.B , 31 .19% , 12/14/26 . 2,292 2,255
FW2251410.UP.FTS.B , 31 .25% , 12/14/26 . 2,958 1,908
L2251963.UP.FTS.B , 7 .31% , 12/15/26 .... 5,731 5,571
L2141755.UP.FTS.B , 8 .51% , 12/15/26 .... 22,632 22,018
L2252339.UP.FTS.B , 8 .65% , 12/15/26 .... 11,735 11,411
L2252737.UP.FTS.B , 8 .71% , 12/15/26 .... 9,868 9,600
L2252298.UP.FTS.B , 8 .83% , 12/15/26 .... 1,065 805
L2252476.UP.FTS.B , 9 .18% , 12/15/26 .... 4,729 4,601
FW2253701.UP.FTS.B , 10 .99% , 12/15/26 . 6,247 6,085
L2253738.UP.FTS.B , 11 .28% , 12/15/26 ... 14,568 14,190
L2247794.UP.FTS.B , 12 .65% , 12/15/26 ... 2,222 2,166
L2253650.UP.FTS.B , 13 .61% , 12/15/26 ... 3,248 3,167
L2253384.UP.FTS.B , 13 .79% , 12/15/26 ... 6,010 5,860
L2252931.UP.FTS.B , 15 .49% , 12/15/26 ... 1,745 1,719
L2252976.UP.FTS.B , 16 .75% , 12/15/26 ... 3,273 3,226
L2252199.UP.FTS.B , 17 .21% , 12/15/26 ... 4,901 4,785
L2253164.UP.FTS.B , 17 .76% , 12/15/26 ... 2,580 2,528
FW2251546.UP.FTS.B , 19 .76% , 12/15/26 . 8,088 7,924
L2252318.UP.FTS.B , 20 .43% , 12/15/26 ... 1,622 1,590
L2251727.UP.FTS.B , 20 .77% , 12/15/26 ... 1,361 1,333
L2253118.UP.FTS.B , 21 .32% , 12/15/26 ... 10,919 10,706
L2251670.UP.FTS.B , 22 .36% , 12/15/26 ... 2,762 2,709
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2252135.UP.FTS.B , 22 .59% , 12/15/26 ... $ 1,661 $ 1,629
L2250541.UP.FTS.B , 24 .85% , 12/15/26 ... 1,690 1,660
L2252209.UP.FTS.B , 25 .21% , 12/15/26 ... 726 713
L2252447.UP.FTS.B , 25 .4% , 12/15/26 .... 684 672
FW2253392.UP.FTS.B , 25 .5% , 12/15/26 .. 4,231 2,712
FW2248936.UP.FTS.B , 26 .48% , 12/15/26 . 3,347 3,288
FW2252023.UP.FTS.B , 28 .67% , 12/15/26 . 2,707 2,663
FW2253234.UP.FTS.B , 28 .94% , 12/15/26 . 6,315 6,210
FW2252233.UP.FTS.B , 30 .05% , 12/15/26 . 1,492 1,469
FW2252687.UP.FTS.B , 30 .62% , 12/15/26 . 8,992 8,853
FW2251570.UP.FTS.B , 31 .17% , 12/15/26 . 8,104 39
FW2253542.UP.FTS.B , 31 .19% , 12/15/26 . 1,145 1,128
FW2251389.UP.FTS.B , 31 .46% , 12/15/26 . 11,157 10,982
L2251912.UP.FTS.B , 13 .91% , 12/19/26 ... 1,758 1,714
L2252296.UP.FTS.B , 8 .02% , 12/26/26 .... 6,995 6,800
FW2250801.UP.FTS.B , 31 .11% , 12/28/26 . 1,867 –
L2499407.UP.FTS.B , 5 .37% , 1/24/27 .... 23,316 22,412
L2499766.UP.FTS.B , 6 .26% , 1/24/27 .... 2,830 2,721
L2492277.UP.FTS.B , 7 .6% , 1/24/27 ..... 3,264 3,173
L2500086.UP.FTS.B , 7 .95% , 1/24/27 .... 5,508 5,366
L2497458.UP.FTS.B , 8 .44% , 1/24/27 .... 16,879 16,415
L2497353.UP.FTS.B , 9 .69% , 1/24/27 .... 6,395 6,221
L2500305.UP.FTS.B , 11 .35% , 1/24/27 .... 503 490
FW2499235.UP.FTS.B , 11 .45% , 1/24/27 .. 3,264 3,182
L2498623.UP.FTS.B , 12 .18% , 1/24/27 .... 1,155 1,125
FW2497574.UP.FTS.B , 12 .62% , 1/24/27 .. 17,993 17,530
L2497797.UP.FTS.B , 12 .7% , 1/24/27 .... 3,578 3,489
L2500282.UP.FTS.B , 13 .29% , 1/24/27 .... 5,171 5,042
L2498730.UP.FTS.B , 14 .35% , 1/24/27 .... 3,236 3,155
FW2499948.UP.FTS.B , 14 .6% , 1/24/27 ... 3,657 3,569
L2500513.UP.FTS.B , 14 .9% , 1/24/27 .... 10,488 10,235
L2494019.UP.FTS.B , 16 .44% , 1/24/27 .... 3,201 3,159
L2497377.UP.FTS.B , 16 .51% , 1/24/27 .... 2,938 2,899
L2500130.UP.FTS.B , 18 .16% , 1/24/27 .... 3,807 3,737
L2500098.UP.FTS.B , 18 .6% , 1/24/27 .... 4,099 4,048
L2497754.UP.FTS.B , 19 .19% , 1/24/27 .... 1,705 1,674
L2498546.UP.FTS.B , 19 .91% , 1/24/27 .... 3,751 3,682
L2497528.UP.FTS.B , 19 .93% , 1/24/27 .... 2,772 2,722
L2499090.UP.FTS.B , 20 .13% , 1/24/27 .... 3,333 3,274
FW2499205.UP.FTS.B , 20 .72% , 1/24/27 .. 3,377 3,324
L2499153.UP.FTS.B , 21 .13% , 1/24/27 .... 635 624
L2497527.UP.FTS.B , 21 .34% , 1/24/27 .... 2,813 2,768
FW2494038.UP.FTS.B , 22 .37% , 1/24/27 .. 2,275 2,236
FW2497553.UP.FTS.B , 23 .05% , 1/24/27 .. 9,855 9,704
L2500427.UP.FTS.B , 23 .85% , 1/24/27 .... 5,958 5,890
L2500298.UP.FTS.B , 25 .15% , 1/24/27 .... 936 920
FW2497649.UP.FTS.B , 25 .29% , 1/24/27 .. 23,426 23,094
L2500230.UP.FTS.B , 25 .4% , 1/24/27 .... 3,049 3,006
L2500426.UP.FTS.B , 25 .41% , 1/24/27 .... 762 751
L2497705.UP.FTS.B , 25 .44% , 1/24/27 .... 2,387 2,355
L2500467.UP.FTS.B , 25 .44% , 1/24/27 .... 1,032 1,018
L2500357.UP.FTS.B , 26 .3% , 1/24/27 .... 5,500 5,425
FW2498744.UP.FTS.B , 26 .78% , 1/24/27 .. 5,941 5,861
L2497724.UP.FTS.B , 27 .87% , 1/24/27 .... 3,148 3,098
FW2498534.UP.FTS.B , 28 .67% , 1/24/27 .. 1,132 1,118
FW2499784.UP.FTS.B , 29 .61% , 1/24/27 .. 4,367 308
FW2498768.UP.FTS.B , 30 .06% , 1/24/27 .. 918 907
FW2499403.UP.FTS.B , 30 .76% , 1/24/27 .. 1,726 1,705

Franklin Universal Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2498894.UP.FTS.B , 31 .13% , 1/24/27 .. $ 2,226 $ 2,200
FW2497608.UP.FTS.B , 31 .43% , 1/24/27 .. 1,050 1,038
FW2497327.UP.FTS.B , 33 .75% , 1/24/27 .. 1,204 1,191
FW2502639.UP.FTS.B , 4 .89% , 1/25/27 ... 6,238 5,995
L2443263.UP.FTS.B , 6 .66% , 1/25/27 .... 4,030 3,876
L2501608.UP.FTS.B , 7 .8% , 1/25/27 ..... 9,625 9,262
L2501547.UP.FTS.B , 8 .21% , 1/25/27 .... 3,008 2,926
L2502319.UP.FTS.B , 8 .49% , 1/25/27 .... 20,199 19,648
L2502134.UP.FTS.B , 9 .38% , 1/25/27 .... 15,537 15,115
L2502174.UP.FTS.B , 9 .86% , 1/25/27 .... 7,742 7,550
FW2498378.UP.FTS.B , 11 .81% , 1/25/27 .. 15,169 14,789
L2501198.UP.FTS.B , 12 .05% , 1/25/27 .... 6,341 6,182
L2500626.UP.FTS.B , 12 .15% , 1/25/27 .... 2,250 2,198
FW2502179.UP.FTS.B , 12 .78% , 1/25/27 .. 1,023 998
L2501977.UP.FTS.B , 12 .89% , 1/25/27 .... 20,277 19,777
L2502247.UP.FTS.B , 13 .43% , 1/25/27 .... 2,062 2,011
L2503471.UP.FTS.B , 13 .93% , 1/25/27 .... 2,681 2,614
L2500808.UP.FTS.B , 14 .3% , 1/25/27 .... 3,854 3,760
L2501876.UP.FTS.B , 14 .91% , 1/25/27 .... 2,098 2,048
L2499095.UP.FTS.B , 16 .97% , 1/25/27 .... 1,610 1,590
L2501997.UP.FTS.B , 17 .77% , 1/25/27 .... 2,708 2,674
FW2501148.UP.FTS.B , 17 .78% , 1/25/27 .. 1,082 1,069
FW2501125.UP.FTS.B , 17 .82% , 1/25/27 .. 813 798
L2502439.UP.FTS.B , 18 .98% , 1/25/27 .... 3,833 3,764
L2500727.UP.FTS.B , 19 .88% , 1/25/27 .... 4,649 1,087
FW2501295.UP.FTS.B , 20 .14% , 1/25/27 .. 556 546
FW2500961.UP.FTS.B , 20 .28% , 1/25/27 .. 3,561 3,504
FW2501561.UP.FTS.B , 21 .33% , 1/25/27 .. 3,085 3,036
L2503424.UP.FTS.B , 21 .51% , 1/25/27 .... 5,524 5,429
L2501728.UP.FTS.B , 21 .52% , 1/25/27 .... 3,020 218
L2502058.UP.FTS.B , 21 .83% , 1/25/27 .... 5,825 5,735
L2500977.UP.FTS.B , 22 .64% , 1/25/27 .... 3,991 3,931
L2502763.UP.FTS.B , 23 .93% , 1/25/27 .... 2,638 190
FW2503468.UP.FTS.B , 24 .6% , 1/25/27 ... 1,959 1,932
FW2503375.UP.FTS.B , 24 .71% , 1/25/27 .. 1,784 1,760
FW2503209.UP.FTS.B , 25 .12% , 1/25/27 .. 4,039 3,983
L2500860.UP.FTS.B , 25 .49% , 1/25/27 .... 802 791
FW2501330.UP.FTS.B , 26 .47% , 1/25/27 .. 3,266 3,224
FW2502187.UP.FTS.B , 26 .63% , 1/25/27 .. 2,966 2,927
FW2501053.UP.FTS.B , 27 .35% , 1/25/27 .. 4,837 4,775
FW2474863.UP.FTS.B , 27 .63% , 1/25/27 .. 1,740 1,717
FW2502652.UP.FTS.B , 27 .68% , 1/25/27 .. 2,936 2,899
FW2503169.UP.FTS.B , 27 .77% , 1/25/27 .. 598 590
FW2501180.UP.FTS.B , 28 .56% , 1/25/27 .. 1,863 1,840
FW2500797.UP.FTS.B , 28 .58% , 1/25/27 .. 1,177 1,163
FW2502849.UP.FTS.B , 29 .19% , 1/25/27 .. 614 607
FW2501203.UP.FTS.B , 30 .73% , 1/25/27 .. 862 853
FW2503502.UP.FTS.B , 31 .01% , 1/25/27 .. 1,550 1,533
FW2501430.UP.FTS.B , 31 .03% , 1/25/27 .. 1,117 1,105
FW2502879.UP.FTS.B , 31 .04% , 1/25/27 .. 19,011 18,834
FW2500654.UP.FTS.B , 31 .21% , 1/25/27 .. 606 599
FW2502276.UP.FTS.B , 33 .54% , 1/25/27 .. 3,171 3,140
L2500341.UP.FTS.B , 18 .83% , 1/28/27 .... 1,416 1,390
FW2499482.UP.FTS.B , 28 .65% , 1/28/27 .. 10,220 10,097
FW2498422.UP.FTS.B , 31 .2% , 2/01/27 ... 641 634
FW2500954.UP.FTS.B , 23 .81% , 2/07/27 .. 4,793 4,729
L2500786.UP.FTS.B , 26 .35% , 2/09/27 .... 1,711 1,684
FW1729970.UP.FTS.B , 18 .27% , 2/17/27 .. 16,043 9,953
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L1729858.UP.FTS.B , 25 .05% , 2/17/27 .... $ 14,965 $ 9,590
FW1729684.UP.FTS.B , 29 .1% , 2/17/27 ... 7,874 7,772
L1902477.UP.FTS.B , 13 .65% , 3/22/27 .... 5,439 5,299
FW1901509.UP.FTS.B , 31 .16% , 3/22/27 .. 6,131 431
L2031108.UP.FTS.B , 11 .34% , 4/12/27 .... 27,710 5,784
L2030962.UP.FTS.B , 13 .54% , 4/12/27 .... 5,389 251
L2032266.UP.FTS.B , 21 .24% , 4/12/27 .... 3,251 3,185
L2032168.UP.FTS.B , 21 .6% , 4/12/27 .... 8,516 613
FW2032681.UP.FTS.B , 22 .41% , 4/12/27 .. 1,567 1,537
L2032337.UP.FTS.B , 26 .62% , 4/12/27 .... 6,183 2,739
L2972334.UP.FTS.B , 6 .17% , 4/19/27 .... 26,094 25,182
L2971979.UP.FTS.B , 6 .84% , 4/19/27 .... 14,098 13,610
L2971286.UP.FTS.B , 7 .38% , 4/19/27 .... 13,236 12,781
L2972081.UP.FTS.B , 7 .8% , 4/19/27 ..... 2,854 1,873
FW2972190.UP.FTS.B , 7 .92% , 4/19/27 ... 25,204 24,343
L2971527.UP.FTS.B , 13 .17% , 4/19/27 .... 5,933 5,802
L2967243.UP.FTS.B , 14 .24% , 4/19/27 .... 9,718 9,506
L2971759.UP.FTS.B , 16 .29% , 4/19/27 .... 4,456 4,405
L2971657.UP.FTS.B , 16 .32% , 4/19/27 .... 1,261 1,247
L2971854.UP.FTS.B , 16 .46% , 4/19/27 .... 1,784 1,764
FW2968818.UP.FTS.B , 17 .01% , 4/19/27 .. 10,373 1,391
L2972316.UP.FTS.B , 18 .63% , 4/19/27 .... 31,344 6,611
L2971776.UP.FTS.B , 19 .69% , 4/19/27 .... 3,989 3,947
L2972008.UP.FTS.B , 20 .74% , 4/19/27 .... 3,359 3,319
FW2971982.UP.FTS.B , 21 .48% , 4/19/27 .. 1,201 86
FW2971643.UP.FTS.B , 24 .95% , 4/19/27 .. 13,510 13,371
L2971841.UP.FTS.B , 25 .2% , 4/19/27 .... 913 903
L2030886.UP.FTS.B , 25 .5% , 4/19/27 .... 14,561 9,097
FW2972220.UP.FTS.B , 26 .42% , 4/19/27 .. 2,508 2,485
L2971662.UP.FTS.B , 26 .49% , 4/19/27 .... 644 636
FW2972102.UP.FTS.B , 26 .72% , 4/19/27 .. 2,091 2,071
FW2972305.UP.FTS.B , 27 .33% , 4/19/27 .. 3,889 3,855
FW2972030.UP.FTS.B , 28 .07% , 4/19/27 .. 3,700 264
L2102253.UP.FTS.B , 20 .85% , 4/23/27 .... 4,765 4,696
L2100737.UP.FTS.B , 22 .28% , 4/23/27 .... 13,413 13,288
FW2101765.UP.FTS.B , 29 .07% , 4/23/27 .. 3,070 218
FW2102410.UP.FTS.B , 22 .44% , 5/07/27 .. 3,134 3,091
L2250389.UP.FTS.B , 13 .11% , 5/14/27 .... 12,214 11,872
FW2250025.UP.FTS.B , 13 .65% , 5/14/27 .. 4,190 2,475
L2247268.UP.FTS.B , 14 .22% , 5/14/27 .... 29,072 28,534
L2250559.UP.FTS.B , 14 .84% , 5/14/27 .... 4,110 3,996
L2248252.UP.FTS.B , 18 .48% , 5/14/27 .... 1,985 415
FW2249414.UP.FTS.B , 19 .5% , 5/14/27 ... 4,491 4,406
L2251037.UP.FTS.B , 19 .7% , 5/14/27 .... 1,110 1,092
FW2250365.UP.FTS.B , 20 .49% , 5/14/27 .. 20,396 527
FW2248500.UP.FTS.B , 23 .6% , 5/14/27 ... 1,927 1,895
L2250245.UP.FTS.B , 24 .75% , 5/14/27 .... 1,207 1,185
FW2249682.UP.FTS.B , 30 .35% , 5/14/27 .. 1,283 91
L2252566.UP.FTS.B , 19 .55% , 5/15/27 .... 3,449 3,359
L2252234.UP.FTS.B , 21 .66% , 5/15/27 .... 2,947 640
FW2252591.UP.FTS.B , 31 .67% , 5/15/27 .. 6,449 1,507
L2250436.UP.FTS.B , 22 .79% , 5/27/27 .... 14,799 14,600
L2248430.UP.FTS.B , 21 .51% , 5/28/27 .... 1,126 80
L2253562.UP.FTS.B , 23 .61% , 5/28/27 .... 3,418 247
L2497350.UP.FTS.B , 13 .11% , 6/24/27 .... 6,017 5,842
FW2497520.UP.FTS.B , 17 .89% , 6/24/27 .. 4,054 3,992
L2497796.UP.FTS.B , 18 .8% , 6/24/27 .... 4,491 621
L2500224.UP.FTS.B , 25 .04% , 6/24/27 .... 3,694 3,644

Franklin Universal Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2499989.UP.FTS.B , 28 .3% , 6/24/27 ... $ 5,831 $ 5,769
L2472114.UP.FTS.B , 7 .63% , 6/25/27 ..... 12,241 1,445
L2501796.UP.FTS.B , 9 .36% , 6/25/27 .... 8,338 8,107
L2500638.UP.FTS.B , 25 .31% , 6/25/27 .... 674 667
FW2503491.UP.FTS.B , 26 .41% , 6/25/27 .. 1,719 123
FW2502647.UP.FTS.B , 31 .05% , 6/25/27 .. 6,672 6,626
L2503404.UP.FTS.B , 16 .88% , 7/01/27 .... 5,541 5,446
FW1729187.UP.FTS.B , 30 .3% , 7/17/27 ... 4,340 4,274
L1900981.UP.FTS.B , 20 .57% , 8/22/27 .... 2,137 483
FW2972075.UP.FTS.B , 9 .42% , 9/19/27 ... 23,275 13,063
L2971880.UP.FTS.B , 24% , 9/19/27 ...... 24,954 14,755
L2101315.UP.FTS.B , 12 .86% , 9/23/27 .... 2,911 170
L2250624.UP.FTS.B , 16 .92% , 10/14/27 ... 3,946 285
FW2249158.UP.FTS.B , 11 .8% , 10/28/27 .. 7,969 7,751
FW2500185.UP.FTS.B , 30 .96% , 11/24/27 . 6,651 6,505
L2498668.UP.FTS.B , 13 .66% , 11/25/27 ... 25,447 24,749
L2499062.UP.FTS.B , 17 .84% , 12/08/27 ... 961 938
L2971929.UP.FTS.B , 24 .66% , 2/19/28 .... 14,992 14,802
L1901406.UP.FTS.B , 27 .3% , 10/22/28 .... 4,000 3,987
L2249713.UP.FTS.B , 11 .85% , 12/14/34 ... 132 130
L2249391.UP.FTS.B , 12 .58% , 12/14/34 ... 16 15
L2251228.UP.FTS.B , 12 .94% , 12/14/34 ... 52 51
L2251099.UP.FTS.B , 15 .99% , 12/14/34 ... 27 23
L2249946.UP.FTS.B , 17 .98% , 12/14/34 ... 142 140
L2250240.UP.FTS.B , 20 .48% , 12/14/34 ... 21 18
L2250459.UP.FTS.B , 21 .22% , 12/14/34 ... 163 161
FW2250657.UP.FTS.B , 22 .04% , 12/14/34 . 37 37
FW2251405.UP.FTS.B , 24 .46% , 12/14/34 . 77 76
FW2250011.UP.FTS.B , 27 .44% , 12/14/34 . 399 229
L2253130.UP.FTS.B , 10 .71% , 12/15/34 ... 184 182
L2253233.UP.FTS.B , 17 .76% , 12/15/34 ... 203 200
L2251602.UP.FTS.B , 18 .36% , 12/15/34 ... 252 242
L2240893.UP.FTS.B , 21 .21% , 12/15/34 ... 925 912
FW2249426.UP.FTS.B , 22 .47% , 12/15/34 . 532 506
L2253201.UP.FTS.B , 23 .48% , 12/15/34 ... 114 113
L2248952.UP.FTS.B , 12 .98% , 12/21/34 ... 234 231
1,683,650
Total Marketplace Loans (Cost $ 4,729,132 ) ......
$4,013,893

Franklin Universal Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Senior fixed rate notes issued by the Fund are carried at cost. Under compliance policies and procedures approved by the Fund's Board of Trustees (the Board), the Board has
designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended November
30, 2024 , the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.369% $4,054,622 $14,604,244 $(13,512,848) $— $— $5,146,018 5,146,018 $54,886
Total Affiliated Securities ... $4,054,622 $14,604,244 $(13,512,848) $— $— $5,146,018 $54,886
2. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 53,319,055 $ — $ — $ 53,319,055
Metals & Mining ....................... 5,265,822 — — 5,265,822
Multi-Utilities .......................... 34,772,486 — — 34,772,486
Oil, Gas & Consumable Fuels ............. 3,115,477 220,526 — 3,336,003
Pharmaceuticals ....................... 258,985 — — 258,985
Convertible Preferred Stocks ................ 166,170 — — 166,170
Preferred Stocks ......................... 577,500 — — 577,500
Warrants ............................... 16,708 — — 16,708
Corporate Bonds :
Aerospace & Defense ................... — 2,420,664 — 2,420,664
Automobile Components ................. — 5,670,466 — 5,670,466
Automobiles .......................... — 1,079,735 — 1,079,735
Biotechnology ......................... — 1,273,351 — 1,273,351
Broadline Retail ....................... — 711,125 — 711,125
Building Products ...................... — 4,444,671 — 4,444,671
Capital Markets ........................ — 1,508,008 — 1,508,008
Chemicals ........................... — 6,689,217 —
a
6,689,217
Commercial Services & Supplies ........... — 4,929,552 — 4,929,552
Communications Equipment .............. — 1,354,578 — 1,354,578
Construction & Engineering ............... — 387,886 — 387,886
Consumer Finance ..................... — 4,875,791 — 4,875,791
Consumer Staples Distribution & Retail ...... — 724,161 — 724,161
Containers & Packaging ................. — 4,981,003 — 4,981,003
Distributors ........................... — 1,249,727 — 1,249,727
Diversified Consumer Services ............ — 758,429 — 758,429
Diversified REITs ...................... — 2,257,955 — 2,257,955
Diversified Telecommunication Services ..... — 4,430,238 — 4,430,238
Electric Utilities ........................ — 3,703,414 — 3,703,414
Electrical Equipment .................... — 1,706,021 — 1,706,021
Electronic Equipment, Instruments &
Components ........................ — 775,795 — 775,795
Energy Equipment & Services ............. — 3,986,784 — 3,986,784
Entertainment ......................... — 833,762 — 833,762
Financial Services ...................... — 7,093,258 — 7,093,258
Food Products ........................ — 3,507,594 — 3,507,594
Ground Transportation .................. — 3,229,400 — 3,229,400
Health Care Equipment & Supplies ......... — 1,340,000 — 1,340,000
Health Care Providers & Services .......... — 6,433,182 — 6,433,182
Health Care REITs ..................... — 181,494 — 181,494
Hotel & Resort REITs ................... — 2,336,966 — 2,336,966
Hotels, Restaurants & Leisure ............. — 11,385,968 —
a
11,385,968
Household Durables .................... — 4,288,295 — 4,288,295
Household Products .................... — 376,191 — 376,191
Independent Power and Renewable Electricity
Producers .......................... — 2,597,175 — 2,597,175
Insurance ............................ — 3,436,757 — 3,436,757
IT Services ........................... — 2,754,305 — 2,754,305
Life Sciences Tools & Services ............ — 709,032 — 709,032
Machinery ............................ — 4,128,259 — 4,128,259
Media ............................... — 5,599,420 — 5,599,420
Metals & Mining ....................... — 4,174,055 — 4,174,055
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,337,141 — 1,337,141
Oil, Gas & Consumable Fuels ............. — 20,486,084 —
a
20,486,084
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At November 30, 2024, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities: (continued)
Corporate Bonds: (continued)
Paper & Forest Products ................. $ — $ 359,911 $ — $ 359,911
Passenger Airlines ..................... — 1,432,746 — 1,432,746
Personal Care Products ................. — 614,811 — 614,811
Pharmaceuticals ....................... — 1,767,966 — 1,767,966
Real Estate Management & Development .... — 833,602 — 833,602
Software ............................. — 2,114,106 — 2,114,106
Specialized REITs ...................... — 1,016,835 — 1,016,835
Specialty Retail ........................ — 1,320,738 — 1,320,738
Textiles, Apparel & Luxury Goods .......... — 753,159 — 753,159
Trading Companies & Distributors .......... — 3,353,777 — 3,353,777
Wireless Telecommunication Services ....... — 2,803,700 893 2,804,593
Senior Floating Rate Interests ............... — 106,472 — 106,472
Marketplace Loans ....................... — — 4,013,893 4,013,893
Asset-Backed Securities ................... — 47,788 — 47,788
Municipal Bonds ......................... — 440,692 — 440,692
Escrows and Litigation Trusts ............... — 5,625 —
a
5,625
Short Term Investments ................... 5,146,018 — — 5,146,018
Total Investments in Securities ........... $102,638,221 $163,339,363 $4,014,786 $269,992,370
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Corporate Bonds :
Chemicals ........ $ — $ — $ — $ 3,851 $ — $ — $ — $ (3,851) $ —
d
$ (3,851)
Hotels, Restaurants &
Leisure ......... —
d
— — — — — — — —
d
—
Oil, Gas & Consumable
Fuels .......... —
d
— — — — — — — —
d
—
Wireless
Telecommunication
Services ........ 893 — — — — 136 — (136) 893 (136)
Marketplace Loans :
Financial Services ... 5,201,571 12,940 (1,112,936) — — — (39,880) (47,802) 4,013,893 (183,273)
Escrows and Litigation
Trusts :  —
d
—
d
(7,052) — — — 7,052 — —
d
—
Total Investments in
Securities ............ $5,202,464 $12,940 $(1,119,988) $3,851 $— $136 $(32,828) $(51,789) $4,014,786 $(187,260)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
4. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of November 30, 2024, are as follows:
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
d
Includes financial instruments determined to have no value.
Abbreviations
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services........... $4,013,893 Discounted cash flow Loss-adjusted discount rate
3.2% - 13.8%
(8.0%)
Decrease
Projected loss rate 0.6% - 91.6%
(20.3%)
Decrease
All Other Investments………. 893
c,d
Total....................................... $4,014,786
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.